UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2007

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Mid Cap II

Fund - Class A, Class T,
Class B and Class C

Annual Report

December 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Note to Shareholders:

In December 2006, the Board of Trustees approved a new management contract for Fidelity® Advisor Mid Cap II Fund. It is expected that fund shareholders will be asked to vote on the new management contract at a shareholder meeting on or about April 16, 2008. If approved by shareholders, the new management contract will add a performance adjustment component to the management fee based on the fund's performance versus the Standard & Poor's® MidCap 400 Index and will allow the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

The note above is not a solicitation of any proxy. More detailed information will be contained in the proxy statement when available.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	8.40%	18.55%
Class T (incl. 3.50% sales charge)	10.73%	19.12%
Class B (incl. contingent deferred sales charge) B	9.05%	19.12%
Class C (incl. contingent deferred sales charge) C	13.14%	19.75%

A From August 12, 2004.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

Annual Report

Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Mid Cap II - Class T on August 12, 2004, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's® MidCap 400 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Thomas Allen, Portfolio Manager of Fidelity® Advisor Mid Cap II Fund

U.S. stock markets, as measured by the bellwether Dow Jones Industrial AverageSM and the Standard & Poor's 500SM Index, registered their fifth consecutive year of positive returns in 2007. The Dow rose 8.88% in that time, while the S&P 500® index advanced 5.49%. The tech-heavy NASDAQ Composite® Index did even better, gaining 10.55%. However, credit- and recession-related concerns carved deeply into equity prices late in 2007, pushing some market measures into negative territory for the year overall, particularly smaller-cap and value-oriented benchmarks. In fact, the entire second half of 2007 was negative for many equity yardsticks, as the credit crunch - precipitated by the housing market slowdown and the subprime mortgage crisis - weighed heavily on investor sentiment. Meanwhile, sharply higher energy prices pressured consumer spending, adding a further layer of anxiety in much of the back half of the period. In an attempt to re-stimulate the economy, the Federal Reserve Board lowered its discount rate and made three cuts to the federal funds target rate. Despite these actions, stocks generally slumped across the board in November and December.

During the past year, the fund's Class A, Class T, Class B and Class C shares returned 15.02%, 14.74%, 14.05% and 14.14%, respectively (excluding sales charges), beating the 7.98% return of the Standard & Poor's® MidCap 400 Index. Versus the index, the fund was aided by financials, consumer discretionary, industrials and information technology. In the latter three cases, stock selection was the main driver, while in financials an underweighting helped. Additionally, the fund's foreign holdings benefited from currency fluctuations. Juniper Networks, the fund's largest holding at period end, also was its biggest contributor versus the index, aided by robust demand for its networking equipment. Other contributors included AGCO and Deere & Co., providers of farm tractors, online travel company Priceline.com and Apple, a maker of personal computers and consumer electronics products. Except for AGCO, all the contributors I mentioned were out-of-index stocks. Conversely, the energy sector hurt the most. Not owning surgical device maker Intuitive Surgical, a benchmark component, detracted. The stock soared despite what I thought was a rich valuation. Similarly, not owning Lyondell Chemical hurt performance, as did personal computer distributor CDW, which I sold early in the period, before the stock rallied. Internap Network Services was one out-of-benchmark stock we owned that performed poorly.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
Class A
Actual	$ 1,000.00	$ 1,025.90	$ 5.82
HypotheticalA	$ 1,000.00	$ 1,019.46	$ 5.80
Class T
Actual	$ 1,000.00	$ 1,024.30	$ 6.79
HypotheticalA	$ 1,000.00	$ 1,018.50	$ 6.77
Class B
Actual	$ 1,000.00	$ 1,021.50	$ 9.78
HypotheticalA	$ 1,000.00	$ 1,015.53	$ 9.75
Class C
Actual	$ 1,000.00	$ 1,021.80	$ 9.63
HypotheticalA	$ 1,000.00	$ 1,015.68	$ 9.60
Institutional Class
Actual	$ 1,000.00	$ 1,026.70	$ 4.60
HypotheticalA	$ 1,000.00	$ 1,020.67	$ 4.58

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.14%
Class T	1.33%
Class B	1.92%
Class C	1.89%
Institutional Class	.90%

Annual Report

Investment Changes

Top Ten Stocks as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Juniper Networks, Inc.	2.5	2.6
Altera Corp.	2.0	2.4
Gentex Corp.	2.0	1.7
AGCO Corp.	2.0	2.1
Deere & Co.	1.6	1.2
Cisco Systems, Inc.	1.5	1.5
Priceline.com, Inc.	1.5	1.2
Ameriprise Financial, Inc.	1.4	1.7
AllianceBernstein Holding LP	1.4	1.6
Cooper Industries Ltd. Class A	1.4	1.4
	17.3
Top Five Market Sectors as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.0	22.7
Industrials	13.6	13.1
Health Care	13.0	12.1
Energy	12.8	12.8
Consumer Discretionary	12.7	12.4
Asset Allocation (% of fund's net assets)
As of December 31, 2007 *		As of June 30, 2007 **
	Stocks 99.3%		Stocks 96.9%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 3.1%
* Foreign investments	26.5%	** Foreign investments	26.1%

Annual Report

Investments December 31, 2007

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 2.6%
Amerigon, Inc. (a)	110,417	$ 2,334,215
Autoliv, Inc.	30	1,581
Automotive Axles Ltd.	4,661	74,910
Fuel Systems Solutions, Inc. (a)	245,303	3,505,380
Gentex Corp.	2,446,246	43,469,791
Hawk Corp. Class A (a)	64,486	1,162,038
Hota Industrial Manufacturing Co. Ltd.	641,700	775,660
Jinheng Automotive Safety Technology Holdings Ltd.	106,000	17,401
Johnson Controls, Inc.	132,600	4,778,904
Minth Group Ltd.	144,000	212,756
New Focus Auto Tech Holdings Ltd.	1,100,400	234,275
		56,566,911
Automobiles - 0.1%
Geely Automobile Holdings Ltd.	14,605,000	1,648,356
Great Wall Motor Co. Ltd. (H Shares)	156,500	225,203
Hyundai Motor Co.	537	41,074
Monaco Coach Corp.	65,700	583,416
		2,498,049
Distributors - 0.0%
China Resources Enterprise Ltd.	52,000	223,416
Diversified Consumer Services - 0.1%
American Public Education, Inc.	4,500	188,010
Apollo Group, Inc. Class A (non-vtg.) (a)	200	14,030
Benesse Corp.	16,100	682,495
Capella Education Co.	13,600	890,256
Raffles Education Corp. Ltd.	55,000	115,994
Strayer Education, Inc.	200	34,116
		1,924,901
Hotels, Restaurants & Leisure - 1.2%
AmRest Holdings NV (a)	8,700	472,194
Buffalo Wild Wings, Inc. (a)(d)	37,304	866,199
Einstein Noah Restaurant Group, Inc. (a)	62,700	1,138,005
Home Inns & Hotels Management, Inc. ADR (a)	6,600	235,224
Jollibee Food Corp.	1,336,600	1,685,743
Krispy Kreme Doughnuts, Inc. (a)	198,192	626,287
Panera Bread Co. Class A (a)(d)	33,361	1,194,991
Red Robin Gourmet Burgers, Inc. (a)	170	5,438
Ruby Tuesday, Inc.	131,700	1,284,075
Sonic Corp. (a)	357,704	7,833,718
St. Marc Holdings Co. Ltd. (d)	119,700	4,849,505
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Starbucks Corp. (a)	29,500	$ 603,865
Starwood Hotels & Resorts Worldwide, Inc.	76,900	3,385,907
TAJ GVK Hotels & Resorts Ltd.	58,333	262,983
Yoshinoya Holdings Co. Ltd. (d)	741	1,247,930
		25,692,064
Household Durables - 0.8%
Cyrela Brazil Realty SA	200	2,694
Henry Boot PLC	102,500	343,154
iRobot Corp. (a)(d)	66,807	1,207,871
Maisons France Confort	1,200	77,477
Nihon Eslead Corp.	60,200	785,973
Sekisui House Ltd.	142,000	1,520,470
The Stanley Works	222,112	10,767,990
Whirlpool Corp.	39,000	3,183,570
Woongjin Coway Co. Ltd.	7,620	248,275
		18,137,474
Internet & Catalog Retail - 1.6%
N Brown Group PLC	280,804	1,320,865
NutriSystem, Inc. (a)(d)	19,602	528,862
Priceline.com, Inc. (a)(d)	282,257	32,420,039
		34,269,766
Leisure Equipment & Products - 0.2%
Giant Manufacturing Co. Ltd.	1,060,000	2,372,988
Hasbro, Inc.	44,000	1,125,520
Mizuno Corp.	30,000	191,292
		3,689,800
Media - 1.9%
Cinemax India Ltd.	63,270	274,724
Clear Media Ltd. (a)	1,000	1,044
cyber communications, Inc. (d)	1,178	762,848
Eros International plc (a)	267,600	2,166,600
Inox Leisure Ltd.	74,668	430,329
Marvel Entertainment, Inc. (a)(d)	284,806	7,607,168
McGraw-Hill Companies, Inc.	15,300	670,293
Omnicom Group, Inc.	585,852	27,845,546
PVR Ltd.	82,480	719,515
Salem Communications Corp. Class A	114,867	756,974
Trader Classified Media NV (NY Shares) Class A	8,000	1,284
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
ValueCommerce Co. Ltd. (a)(d)	193	$ 75,491
Voyager Learning Co. (a)	9,800	70,070
		41,381,886
Multiline Retail - 0.3%
Lifestyle International Holdings Ltd.	1,041,000	2,803,735
Nordstrom, Inc.	90,380	3,319,657
Ryohin Keikaku Co. Ltd.	12,900	775,756
		6,899,148
Specialty Retail - 2.2%
ABC-Mart, Inc.	398,200	8,689,862
Brown Shoe Co., Inc.	112,835	1,711,707
Dick's Sporting Goods, Inc. (a)	41,100	1,140,936
DSW, Inc. Class A (a)(d)	59,700	1,119,972
Gamestop Corp. Class A (a)	155,600	9,664,316
Golfsmith International Holdings, Inc. (a)	100	385
Hot Topic, Inc. (a)	604,560	3,518,539
Inditex SA	99,700	6,114,002
Lewis Group Ltd.	195,800	1,311,345
Nafco Co. Ltd.	400	7,463
Nitori Co. Ltd.	48,050	2,306,910
Otsuka Kagu Ltd.	21,300	313,290
Pendragon PLC	313,300	219,424
Ross Stores, Inc.	310,900	7,949,713
Yamada Denki Co. Ltd.	43,280	4,890,966
		48,958,830
Textiles, Apparel & Luxury Goods - 1.7%
Asics Corp.	1,451,300	20,828,787
China Ting Group Holdings Ltd.	2,464,000	622,549
Gitanjali Gems Ltd.	30,792	345,350
Liz Claiborne, Inc.	73,300	1,491,655
Lululemon Athletica, Inc.	200	9,474
Phoenix Footwear Group, Inc. (a)	500	875
Quiksilver, Inc. (a)	200	1,716
Shenzhou International Group Holdings Ltd.	40,000	17,904
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	69,800	1,361,798
Steven Madden Ltd.	48,733	974,660
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
VF Corp.	135,838	$ 9,326,637
Yue Yuen Industrial Holdings Ltd.	1,024,500	3,679,060
		38,660,465
TOTAL CONSUMER DISCRETIONARY		278,902,710
CONSUMER STAPLES - 6.0%
Beverages - 0.7%
Boston Beer Co., Inc. Class A (a)	162	6,099
C&C Group PLC	10,427	62,390
Fomento Economico Mexicano SA de CV sponsored ADR	17,100	652,707
Grupo Modelo SA de CV Series C	25,400	119,833
Heineken Holding NV (A Shares)	11,700	661,314
Jones Soda Co. (a)(d)	8,600	63,984
Molson Coors Brewing Co. Class B	249,500	12,879,190
		14,445,517
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	317,700	12,628,575
Daikokutenbussan Co. Ltd.	16,300	102,570
Heng Tai Consumables Group Ltd. (a)	6,268,400	1,085,319
Performance Food Group Co. (a)	262,654	7,057,513
Plant Co. Ltd.	9,800	30,136
Safeway, Inc.	269,975	9,235,845
Sugi Pharmacy Co. Ltd.	45,000	1,287,987
Tsuruha Holdings, Inc.	51,700	1,985,318
Valor Co. Ltd.	151,400	1,847,755
Wal-Mart Stores, Inc.	146,100	6,944,133
Whole Foods Market, Inc.	144	5,875
		42,211,026
Food Products - 2.0%
Britannia Industries Ltd.	6,665	249,221
CCL Products (India) Ltd.	25,053	165,812
Cermaq ASA	66,900	929,423
Chiquita Brands International, Inc. (a)	144,000	2,648,160
Corn Products International, Inc.	573,429	21,073,516
Golden Agri-Resources Ltd.	300,000	441,222
Green Mountain Coffee Roasters, Inc. (a)	109,715	4,465,401
Hormel Foods Corp.	251,599	10,184,728
IAWS Group PLC (Ireland)	700	15,375
REI Agro Ltd. (a)	41,028	849,817
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Seaboard Corp.	1,182	$ 1,737,540
Wimm-Bill-Dann Foods OJSC sponsored ADR	179	23,456
Wm. Wrigley Jr. Co.	200	11,710
		42,795,381
Household Products - 0.2%
Colgate-Palmolive Co.	2,900	226,084
Energizer Holdings, Inc. (a)	45,746	5,129,499
		5,355,583
Personal Products - 1.2%
Avon Products, Inc.	445,650	17,616,545
Concern Kalina OJSC sponsored ADR	7,900	319,639
Godrej Consumer Products Ltd.	39,133	135,657
Hengan International Group Co. Ltd.	1,688,000	7,577,176
Natura Cosmeticos SA	34,500	335,309
Shiseido Co. Ltd. sponsored ADR	45,700	1,073,950
		27,058,276
TOTAL CONSUMER STAPLES		131,865,783
ENERGY - 12.8%
Energy Equipment & Services - 8.5%
BJ Services Co. (d)	442,956	10,746,113
Cameron International Corp. (a)	400	19,252
Dresser-Rand Group, Inc. (a)	523,600	20,446,580
ENSCO International, Inc.	111,100	6,623,782
Global Industries Ltd. (a)	299,193	6,408,714
Helix Energy Solutions Group, Inc. (a)	172,730	7,168,295
ION Geophysical Corp. (a)(d)	340,034	5,365,737
Nabors Industries Ltd. (a)	514,032	14,079,336
National Oilwell Varco, Inc. (a)	166,614	12,239,464
Newpark Resources, Inc. (a)	2,024,781	11,035,056
Oil States International, Inc. (a)	69,400	2,367,928
Parker Drilling Co. (a)	1,940,131	14,647,989
Patterson-UTI Energy, Inc.	379,883	7,415,316
Pride International, Inc. (a)	283,507	9,610,887
Rowan Companies, Inc.	11,100	438,006
Saipem SpA	18,000	720,039
Tidewater, Inc. (d)	137,800	7,559,708
Transocean, Inc. (a)	53,468	7,653,944
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
W-H Energy Services, Inc. (a)	222,240	$ 12,492,110
Weatherford International Ltd. (a)	427,500	29,326,500
		186,364,756
Oil, Gas & Consumable Fuels - 4.3%
Canadian Natural Resources Ltd.	32,000	2,337,638
Chesapeake Energy Corp.	423,325	16,594,340
Cimarex Energy Co.	125,026	5,317,356
Comstock Resources, Inc. (a)	44,962	1,528,708
Cosmo Oil Co. Ltd.	450,000	1,666,359
Denbury Resources, Inc. (a)	23,600	702,100
Evergreen Energy, Inc. (a)(d)	316,955	706,810
Hess Corp.	195,800	19,748,388
Holly Corp.	85,142	4,332,876
International Coal Group, Inc. (a)(d)	1,593,091	8,538,968
Nippon Oil Corp.	211,000	1,708,862
Noble Energy, Inc.	86,300	6,862,576
Patriot Coal Corp. (a)	10	417
Peabody Energy Corp.	100	6,164
Penn Virginia Resource Partners LP	88,483	2,174,027
Petrobras Energia Participaciones SA sponsored ADR (B Shares)	200	2,790
Petroleo Brasileiro SA - Petrobras sponsored ADR	23,500	2,708,140
Plains Exploration & Production Co. (a)	50,900	2,748,600
Sunoco, Inc.	118,800	8,605,872
Tesoro Corp.	70,660	3,370,482
Valero Energy Corp.	85,384	5,979,442
		95,640,915
TOTAL ENERGY		282,005,671
FINANCIALS - 9.8%
Capital Markets - 4.6%
Acta Holding ASA (d)	428,000	1,787,763
AllianceBernstein Holding LP	395,100	29,731,275
Ameriprise Financial, Inc.	570,434	31,436,618
JAFCO Co. Ltd.	12,300	403,580
Janus Capital Group, Inc.	120,731	3,966,013
Julius Baer Holding AG	54,590	4,508,624
Korea Investment Holdings Co. Ltd.	110,330	9,417,122
Man Group plc	104,492	1,181,301
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Marusan Securities Co. Ltd. (d)	407,000	$ 3,796,773
Mirae Asset Securities Co. Ltd.	27,592	5,069,783
MPC Muenchmeyer Petersen Capital AG	15,000	1,338,854
New Star Asset Management Group PLC	70,000	247,562
REXCAPITAL Financial Holdings Ltd. (a)	5,675,000	1,084,474
Sparx Group Co. Ltd. (d)	3,139	1,471,006
T. Rowe Price Group, Inc.	83,476	5,082,019
W.P. Carey & Co. LLC	101	3,353
		100,526,120
Commercial Banks - 1.0%
Allahabad Bank	202,408	637,958
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	38,200	987,852
Bank of Baroda	269,937	3,458,002
Capitol Bancorp Ltd. (d)	188,056	3,783,687
Corporation Bank Ltd.	45,140	492,926
Erste Bank AG	2,400	169,874
FirstMerit Corp.	40,570	811,806
Frontier Financial Corp., Washington (d)	77,905	1,446,696
Fukuoka Financial Group, Inc.	503,400	2,945,141
Fulton Financial Corp.	14,800	166,056
Hypo Real Estate Holding AG	35,500	1,870,294
Iyo Bank Ltd.	55,000	537,469
Juroku Bank Ltd.	311,000	1,715,480
Oriental Bank of Commerce	40,643	302,112
Sumitomo Trust & Banking Co. Ltd.	292,600	1,931,911
The Jammu & Kashmir Bank Ltd.	101	2,196
UCO Bank	379,897	569,773
Uniao de Bancos Brasileiros SA (Unibanco) GDR	4,600	642,344
		22,471,577
Diversified Financial Services - 0.0%
Moody's Corp.	30,600	1,092,420
MSCI, Inc. Class A	5,100	195,840
		1,288,260
Insurance - 1.4%
Admiral Group PLC	950,800	20,780,067
AMBAC Financial Group, Inc.	17,700	456,129
Brooke Corp.	70,996	478,513
eHealth, Inc. (a)(d)	35,488	1,139,520
MBIA, Inc. (d)	271,200	5,052,456
Penn Treaty American Corp. (a)	157	1,019
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	76,000	$ 815,842
Reinsurance Group of America, Inc.	46,911	2,461,889
		31,185,435
Real Estate Investment Trusts - 1.1%
British Land Co. PLC	396	7,435
DA Office Investment Corp.	24	153,378
General Growth Properties, Inc.	37,200	1,531,896
K-REIT Asia	127,000	187,665
Land Securities Group PLC	35,439	1,060,404
Regency Centers Corp.	28,500	1,837,965
Senior Housing Properties Trust (SBI)	837,421	18,992,708
		23,771,451
Real Estate Management & Development - 1.4%
Ayala Land, Inc.	3,521,280	1,217,032
Babis Vovos International Technical SA (a)	2,800	83,197
Capital & Regional PLC	125,100	989,870
Cyrela Commercial Properties SA Empreendimentos e Participaçðes (a)	17,120	115,416
Fabege AB	157,600	1,614,804
Hopson Development Holdings Ltd.	1,984,000	5,483,475
Joint Corp.	4,900	94,631
Kenedix, Inc.	1,484	2,355,269
Keppel Land Ltd.	250,000	1,262,618
Kerry Properties Ltd.	1,481,151	11,901,106
Megaworld Corp.	2,953,000	268,585
Mirland Development Corp. PLC	15,200	155,531
New World China Land Ltd.	2,364,400	2,122,687
Patrizia Immobilien AG	187,300	1,410,463
Robinsons Land Corp.	1,226,000	490,638
Shun Tak Holdings Ltd.	354,000	556,622
Songbird Estates PLC Class B	140,800	495,155
SPG Land (Holdings) Ltd. (a)	146,000	130,700
		30,747,799
Thrifts & Mortgage Finance - 0.3%
BankUnited Financial Corp. Class A (d)	249,177	1,719,321
Farmer Mac Class C (non-vtg.)	44,620	1,174,398
FirstFed Financial Corp. (a)(d)	27,060	969,289
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
KNBT Bancorp, Inc.	15,205	$ 234,461
Radian Group, Inc. (d)	143,900	1,680,752
		5,778,221
TOTAL FINANCIALS		215,768,863
HEALTH CARE - 13.0%
Biotechnology - 1.1%
3SBio, Inc. sponsored ADR	13,100	194,928
Alnylam Pharmaceuticals, Inc. (a)	168	4,885
Array Biopharma, Inc. (a)	58,598	493,395
Basilea Pharmaceutica AG (a)	19,570	3,807,628
BioCryst Pharmaceuticals, Inc. (a)(d)	245,252	1,515,657
Cepheid, Inc. (a)	8,400	221,340
CuraGen Corp. (a)	163	150
CytRx Corp. (a)	172	488
deCODE genetics, Inc. (a)(d)	79,041	290,871
Genomic Health, Inc. (a)	10,476	237,177
Human Genome Sciences, Inc. (a)(d)	358,014	3,737,666
Infinity Pharmaceuticals, Inc. (a)	2,100	20,055
Insmed, Inc. (a)	450,048	371,290
Momenta Pharmaceuticals, Inc. (a)(d)	17,800	127,092
Myriad Genetics, Inc. (a)	4,500	208,890
Orchid Cellmark, Inc. (a)	253,293	1,266,465
OREXIGEN Therapeutics, Inc.	300	4,275
Q-Med AB	24,100	313,094
Sangamo Biosciences, Inc. (a)(d)	799,315	10,463,033
Seattle Genetics, Inc. (a)	92,950	1,059,630
Trubion Pharmaceuticals, Inc. (a)	2,000	20,000
		24,358,009
Health Care Equipment & Supplies - 3.2%
Angiodynamics, Inc. (a)	100	1,904
Becton, Dickinson & Co.	269,194	22,499,235
DENTSPLY International, Inc.	91,829	4,134,142
Edwards Lifesciences Corp. (a)	175,068	8,051,377
Golden Meditech Co. Ltd.	848,000	378,479
Haemonetics Corp. (a)	63,300	3,989,166
Insulet Corp.	66,132	1,552,779
Medtronic, Inc.	299,921	15,077,029
Mindray Medical International Ltd. sponsored ADR	42,300	1,817,631
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Quidel Corp. (a)	201,074	$ 3,914,911
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	188,000	434,008
Somanetics Corp. (a)	33,200	785,180
Steris Corp.	142,497	4,109,613
The Spectranetics Corp. (a)	25,250	387,083
ThermoGenesis Corp. (a)	282,134	445,772
Varian Medical Systems, Inc. (a)	55,848	2,913,032
		70,491,341
Health Care Providers & Services - 2.5%
American Dental Partners, Inc. (a)	179,131	1,796,684
AMERIGROUP Corp. (a)	31,300	1,140,885
athenahealth, Inc. (d)	97,527	3,510,972
Centene Corp. (a)	174,883	4,798,790
Emeritus Corp. (a)	248,400	6,247,260
Health Grades, Inc. (a)	219,092	1,303,597
Health Net, Inc. (a)	59,200	2,859,360
Henry Schein, Inc. (a)	84,700	5,200,580
Hooper Holmes, Inc. (a)	361,759	622,225
Humana, Inc. (a)	52,800	3,976,368
Laboratory Corp. of America Holdings (a)	94,047	7,103,370
Lincare Holdings, Inc. (a)	264,679	9,306,114
Medial Saude SA (a)	38,000	479,270
National Research Corp.	2,322	62,694
Nighthawk Radiology Holdings, Inc. (a)	100	2,105
Patterson Companies, Inc. (a)	83,867	2,847,285
Universal American Financial Corp. (a)	138,749	3,550,587
Wellcare Health Plans, Inc. (a)	4,600	195,086
		55,003,232
Health Care Technology - 1.3%
Allscripts Healthcare Solutions, Inc. (a)	83,700	1,625,454
Cerner Corp. (a)	21,400	1,206,960
Eclipsys Corp. (a)	210,177	5,319,580
Emageon, Inc. (a)	81,601	326,404
HLTH Corp. (a)	612,274	8,204,472
IMS Health, Inc.	339,500	7,822,080
TriZetto Group, Inc. (a)	193,254	3,356,822
		27,861,772
Life Sciences Tools & Services - 3.7%
Albany Molecular Research, Inc. (a)	100	1,438
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Applera Corp.:
- Applied Biosystems Group (d)	300,024	$ 10,176,814
- Celera Genomics Group (a)	100	1,587
Bio-Rad Laboratories, Inc. Class A (a)	100	10,362
Charles River Laboratories International, Inc. (a)	69,700	4,586,260
Harvard Bioscience, Inc. (a)	468,762	2,146,930
Invitrogen Corp. (a)	200	18,682
Millipore Corp. (a)	89,371	6,540,170
PerkinElmer, Inc.	273,373	7,113,165
QIAGEN NV (a)	1,041,700	21,927,785
Sequenom, Inc. (a)	166,344	1,588,585
Thermo Fisher Scientific, Inc. (a)	329,189	18,987,622
Third Wave Technologies, Inc. (a)	180,714	1,743,890
Varian, Inc. (a)	73,000	4,766,900
Waters Corp. (a)	27,400	2,166,518
		81,776,708
Pharmaceuticals - 1.2%
Akorn, Inc. (a)	402,289	2,952,801
BioMimetic Therapeutics, Inc. (a)	700	12,159
Endo Pharmaceuticals Holdings, Inc. (a)	801,975	21,388,673
Mylan, Inc. (d)	148,500	2,087,910
Salix Pharmaceuticals Ltd. (a)	1,700	13,396
Wockhardt Ltd.	20,800	220,695
		26,675,634
TOTAL HEALTH CARE		286,166,696
INDUSTRIALS - 13.6%
Aerospace & Defense - 0.4%
Ceradyne, Inc. (a)	46,375	2,176,379
DynCorp International, Inc. Class A (a)	236,791	6,364,942
Point Blank Solutions, Inc. (a)	21,100	77,015
Sparton Corp. (a)	11,405	56,341
TransDigm Group, Inc. (a)	4,300	194,231
		8,868,908
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	100	5,412
Transport Corp. of India Ltd.	42,129	188,487
		193,899
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.1%
Republic Airways Holdings, Inc. (a)	78,274	$ 1,533,388
Building Products - 0.0%
PGT, Inc. (a)	176,295	839,164
Toto Ltd.	28,000	222,195
		1,061,359
Commercial Services & Supplies - 2.0%
Administaff, Inc.	87,199	2,465,988
Allied Waste Industries, Inc. (a)	1,096,400	12,082,328
Bio-Treat Technology Ltd.	201,665	109,125
Fuel Tech, Inc. (a)(d)	105,697	2,394,037
IHS, Inc. Class A (a)	42,176	2,554,179
Intertek Group PLC	100	1,967
Kenexa Corp. (a)	23,542	457,186
Korn/Ferry International (a)	60,000	1,129,200
Midas International Holdings Ltd.	2,051,000	199,915
Pike Electric Corp. (a)	24,200	405,592
R.R. Donnelley & Sons Co.	68,428	2,582,473
Randstad Holdings NV	36,000	1,419,588
Sinomem Technology Ltd. (a)	608,000	375,400
Taiwan Secom Co.	1,000	1,554
The Brink's Co.	9,900	591,426
Waste Connections, Inc. (a)	292,700	9,044,430
Waste Industries USA, Inc.	10,000	363,000
Waste Management, Inc.	269,880	8,816,980
		44,994,368
Construction & Engineering - 0.9%
Fluor Corp.	12,400	1,806,928
Gayatri Projects Ltd.	60,115	877,278
GS Engineering & Construction Corp.	9,950	1,658,156
Insituform Technologies, Inc. Class A (a)	100	1,480
IVRCL Infrastructures & Projects Ltd.	205,672	2,900,964
Jacobs Engineering Group, Inc. (a)	61,960	5,923,996
LANCO Infratech Ltd.	111,649	2,391,790
Nagarjuna Construction Co. Ltd.	39,871	356,972
Pratibha Industries Ltd.	35,560	406,858
Shaw Group, Inc. (a)	31,119	1,880,832
Taihei Dengyo Kaisha Ltd.	165,000	1,436,723
		19,641,977
Electrical Equipment - 3.1%
Acuity Brands, Inc.	92,500	4,162,500
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Cooper Industries Ltd. Class A	561,058	$ 29,668,747
Dongfang Electric Co. Ltd.	356,000	3,004,296
First Solar, Inc. (a)	182	48,619
Harbin Power Equipment Co. Ltd. (H Shares)	320,000	1,026,022
Kalpataru Power Transmission Ltd.	8,997	418,616
Lloyd Electric & Engineering Ltd.	34,881	177,658
Neo-Neon Holdings Ltd.	5,212,000	5,200,569
Nexans SA	7,900	985,752
PowerSecure International, Inc. (a)(d)	197,200	2,662,200
Prysmian SpA	28,100	692,644
Q-Cells AG (a)	7,000	997,062
Renewable Energy Corp. AS (a)	85,400	4,337,179
Rockwell Automation, Inc.	87,917	6,062,756
Seoul Semiconductor Co. Ltd.	346	9,167
SolarWorld AG	108,600	6,616,993
Sunpower Corp. Class A (a)	10,071	1,313,158
		67,383,938
Industrial Conglomerates - 0.4%
McDermott International, Inc. (a)	49,100	2,898,373
Shanghai Industrial Holdings Ltd. (H Shares)	283,000	1,234,049
Teleflex, Inc.	65,000	4,095,650
		8,228,072
Machinery - 6.3%
AGCO Corp. (a)	638,277	43,390,070
Basin Water, Inc. (a)	191	1,580
China Infrastructure Machinery Holdings Ltd.	778,000	1,231,294
CIRCOR International, Inc.	79,067	3,665,546
Crane Co.	264,882	11,363,438
Deere & Co.	385,000	35,851,200
Delachaux SA	11,932	1,156,783
EVA Precision Industrial Holdings Ltd.	164,000	62,469
Haitian International Holdings Ltd.	1,770,000	1,271,242
IDEX Corp.	150	5,420
JVM Co. Ltd.	3,560	214,110
Kadant, Inc. (a)	43,129	1,279,637
MAN AG	37,100	6,161,558
Parker Hannifin Corp.	70,550	5,313,121
Shanthi Gears Ltd.	31,268	80,541
Shin Zu Shing Co. Ltd.	340,500	2,089,408
SPX Corp.	215,520	22,166,232
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Tata Motors Ltd. sponsored ADR (d)	23,900	$ 450,754
Terex Corp. (a)	48,900	3,206,373
Trinity Industries, Inc.	400	11,104
Uzel Makina Sanayi AS (a)	92,000	160,719
Weichai Power Co. Ltd. (H Shares)	89,000	649,485
		139,782,084
Road & Rail - 0.3%
Con-way, Inc.	200	8,308
CSX Corp.	120,700	5,308,386
Landstar System, Inc.	14,400	606,960
		5,923,654
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	45,500	1,198,015
Fastenal Co. (d)	9,600	388,032
		1,586,047
Transportation Infrastructure - 0.0%
Hopewell Holdings Ltd.	257,000	1,186,595
TOTAL INDUSTRIALS		300,384,289
INFORMATION TECHNOLOGY - 20.0%
Communications Equipment - 4.9%
ADC Telecommunications, Inc. (a)	410,904	6,389,557
Adtran, Inc.	176,851	3,781,074
Airspan Networks, Inc. (a)	288,700	508,112
Alvarion Ltd. (a)	100	950
Cipherlab Co. Ltd.	144,000	372,988
Cisco Systems, Inc. (a)	1,225,080	33,162,916
Globecomm Systems, Inc. (a)	171	2,001
Ituran Location & Control Ltd.	12,000	132,840
Juniper Networks, Inc. (a)	1,632,504	54,199,125
MIC Electronics Ltd.	85,025	2,166,676
Nokia Corp. sponsored ADR	5,500	211,145
Plantronics, Inc.	135,450	3,521,700
RADWARE Ltd. (a)	78,300	1,205,820
Zyxel Communications Corp.	2,225,528	2,892,569
		108,547,473
Computers & Peripherals - 1.3%
Acer, Inc.	2,780,205	5,443,818
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Apple, Inc. (a)	20,851	$ 4,130,166
ASUSTeK Computer, Inc.	861,117	2,586,272
Foxconn Technology Co. Ltd.	128,000	1,041,998
High Tech Computer Corp.	13,000	240,117
I-Chiun Precision Industries Co. Ltd.	917,700	1,044,191
Lenovo Group Ltd.	1,274,000	1,145,393
Logitech International SA (a)	1,900	69,616
Logitech International SA (Reg.) (a)	43,463	1,592,484
Network Appliance, Inc. (a)	37,101	926,041
SanDisk Corp. (a)(d)	117,700	3,904,109
Sun Microsystems, Inc. (a)	305,296	5,535,016
Unisteel Technology Ltd.	561,875	654,861
		28,314,082
Electronic Equipment & Instruments - 2.1%
Agilent Technologies, Inc. (a)	305,041	11,207,206
Arrow Electronics, Inc. (a)	39,200	1,539,776
Avnet, Inc. (a)	43,600	1,524,692
China EnerSave Ltd.	4,593,000	302,706
Comverge, Inc.	16,575	521,947
CPI International, Inc. (a)	182,125	3,114,338
Digital China Holdings Ltd. (H Shares)	209,000	152,251
Echelon Corp. (a)	280	5,779
Everlight Electronics Co. Ltd.	477,883	1,753,564
FARO Technologies, Inc. (a)	14,600	396,828
Gold Circuit Electronics Ltd.	1,079,000	961,551
Hon Hai Precision Industry Co. Ltd. (Foxconn)	43,200	269,084
Ibiden Co. Ltd.	32,000	2,216,730
Ingenico SA	87,700	2,783,769
Itron, Inc. (a)	11,641	1,117,187
Lumax International Corp. Ltd.	101,000	220,188
Maxwell Technologies, Inc. (a)(d)	75,952	628,123
Measurement Specialties, Inc. (a)	100,804	2,227,768
Mettler-Toledo International, Inc. (a)	100,461	11,432,462
Mingyuan Medicare Development Co. Ltd.	1,090,000	159,367
Motech Industries, Inc.	56,987	522,776
National Instruments Corp.	100	3,333
Nidec Corp.	9,000	651,436
Nippon Electric Glass Co. Ltd.	136,500	2,224,434
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Synnex Technology International Corp.	280,000	$ 699,352
Universal Display Corp. (a)	20,348	420,593
		47,057,240
Internet Software & Services - 1.1%
Blinkx PLC	902,800	502,244
DA Consortium, Inc. (d)	237	137,913
DealerTrack Holdings, Inc. (a)	71,865	2,405,322
F@N Communications, Inc. (d)	76	88,727
Internap Network Services Corp. (a)	296,245	2,467,721
LBI International AB (a)	19,000	85,218
LivePerson, Inc. (a)	371,791	1,985,364
LoopNet, Inc. (a)(d)	135,600	1,905,180
Mercadolibre, Inc.	6,200	458,056
Omniture, Inc. (a)	27,419	912,779
Online Resources Corp. (a)	216,418	2,579,703
Open Business Club AG	23,200	1,496,866
Rediff.com India Ltd. sponsored ADR (a)	200	2,182
Sify Technologies Ltd. sponsored ADR (a)(d)	100,100	528,528
Tencent Holdings Ltd.	575,600	4,359,208
ValueClick, Inc. (a)	117,500	2,573,250
VistaPrint Ltd. (a)	1,759	75,373
WebMD Health Corp. Class A (a)(d)	31,606	1,298,058
		23,861,692
IT Services - 2.5%
Accenture Ltd. Class A	240,250	8,656,208
BearingPoint, Inc. (a)	233,474	660,731
Cap Gemini SA	8,900	558,512
Cognizant Technology Solutions Corp. Class A (a)	67,400	2,287,556
CyberSource Corp. (a)	135,211	2,402,699
Mastercard, Inc. Class A	71,100	15,300,720
Nomura Research Institute Ltd.	770,100	25,239,290
SAIC, Inc. (a)	5,900	118,708
		55,224,424
Semiconductors & Semiconductor Equipment - 5.3%
Altera Corp.	2,319,576	44,814,208
ANADIGICS, Inc. (a)	45,576	527,314
ATMI, Inc. (a)	164,951	5,319,670
Credence Systems Corp. (a)	140,689	340,467
Cree, Inc. (a)	207,665	5,704,558
Epistar Corp.	2,311,451	9,907,237
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Formosa Epitaxy, Inc. (a)	834,000	$ 822,942
Global Mixed-mode Technology, Inc.	23,000	150,709
Integrated Device Technology, Inc. (a)	799,578	9,043,227
Intersil Corp. Class A	626,465	15,335,863
Kontron AG	30,400	608,698
Lam Research Corp. (a)	44,500	1,923,735
Manz Automation AG (a)	1,800	433,416
MediaTek, Inc.	209,650	2,721,636
National Semiconductor Corp.	49,900	1,129,736
Opto Technology Corp. (a)	1,340,418	1,310,245
Powertech Technology, Inc.	267,950	954,309
Richtek Technology Corp.	579,000	5,231,175
Siliconware Precision Industries Co. Ltd. sponsored ADR	408,460	3,631,206
SiRF Technology Holdings, Inc. (a)	22,200	557,886
Tekcore Co. Ltd.	239,000	266,784
Xilinx, Inc.	222,426	4,864,457
Zetex PLC	211,100	200,275
		115,799,753
Software - 2.8%
Adobe Systems, Inc. (a)	297,600	12,716,448
Amdocs Ltd. (a)	287,615	9,914,089
Autonomy Corp. PLC (a)	919,700	16,153,385
Callidus Software, Inc. (a)	35,900	185,603
Electronic Arts, Inc. (a)	30,500	1,781,505
Giant Interactive Group, Inc. ADR	18,800	244,024
Global Digital Creations Holdings Ltd. (a)	1,224,000	266,868
Kingdee International Software Group Co. Ltd.	902,000	702,202
Nuance Communications, Inc. (a)	162,500	3,035,500
Quality Systems, Inc. (d)	107,791	3,286,548
Salary.com, Inc.	43,900	564,115
Sandvine Corp. (a)	420,600	1,617,122
Taleo Corp. Class A (a)	8,400	250,152
The9 Ltd. sponsored ADR (a)	200	4,264
THQ, Inc. (a)	39,600	1,116,324
Ubisoft Entertainment SA (a)	92,600	9,388,206
		61,226,355
TOTAL INFORMATION TECHNOLOGY		440,031,019
Common Stocks - continued
	Shares	Value
MATERIALS - 8.4%
Chemicals - 1.4%
Albemarle Corp.	84,745	$ 3,495,731
Asian Paints India Ltd.	100,743	2,811,114
Ecolab, Inc.	132,773	6,799,305
JSR Corp.	107,100	2,746,868
Kuraray Co. Ltd.	28,400	343,241
Landec Corp. (a)	152	2,037
Nalco Holding Co.	112,788	2,727,214
OM Group, Inc. (a)	20,200	1,162,308
Sensient Technologies Corp.	198,000	5,599,440
Syngenta AG sponsored ADR	15,600	790,296
Terra Nitrogen Co. LP	14,618	2,185,830
Tokuyama Corp.	154,000	1,539,299
Valspar Corp.	21,600	486,864
Zep, Inc. (a)	42,200	585,314
		31,274,861
Containers & Packaging - 0.0%
Essel Propack Ltd. (a)	201,674	394,596
Metals & Mining - 6.5%
Agnico-Eagle Mines Ltd.	73,500	4,025,837
Alamos Gold, Inc. (a)	752,500	4,188,340
Aquarius Platinum Ltd. (Australia)	125,100	1,421,189
Barrick Gold Corp.	585,800	24,633,611
Centerra Gold, Inc. (a)	57,400	726,202
Eldorado Gold Corp. (a)	2,043,200	11,989,186
Freeport-McMoRan Copper & Gold, Inc. Class B	19,162	1,962,955
Goldcorp, Inc.	21,000	714,408
High River Gold Mines Ltd. (a)	2,590,000	7,403,352
IAMGOLD Corp.	960,300	7,819,261
Kinross Gold Corp. (a)	1,349,600	24,858,014
Lihir Gold Ltd. (a)	656,523	2,075,925
Lihir Gold Ltd. sponsored ADR	254,700	7,944,093
Lundin Mining Corp. (a)	274,260	2,633,426
Maharashtra Seamless Ltd.	16,870	270,656
Miramar Mining Corp. (a)	238,700	1,496,755
Newcrest Mining Ltd.	346,936	10,058,469
Newmont Mining Corp.	417,600	20,391,408
Randgold Resources Ltd. sponsored ADR	34,200	1,269,846
Royal Gold, Inc.	154,326	4,710,030
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Shore Gold, Inc. (a)	194,100	$ 900,610
Yamana Gold, Inc.	112,533	1,459,967
		142,953,540
Paper & Forest Products - 0.5%
Gunns Ltd.	357,887	1,141,043
Lee & Man Paper Manufacturing Ltd.	1,212,100	5,324,342
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	110,000	3,279,100
		9,744,485
TOTAL MATERIALS		184,367,482
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
LG Dacom Corp.	7,720	175,661
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)	28,800	1,391,616
SK Telecom Co. Ltd. sponsored ADR	21,500	641,560
Sprint Nextel Corp.	200	2,626
		2,035,802
TOTAL TELECOMMUNICATION SERVICES		2,211,463
UTILITIES - 2.9%
Electric Utilities - 0.2%
Great Plains Energy, Inc.	148,800	4,362,816
Gas Utilities - 0.4%
Aegis Logistics Ltd.	15,164	148,254
AGL Resources, Inc.	242,161	9,114,940
		9,263,194
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	356,200	7,619,118
Black Hills Corp.	209,644	9,245,300
		16,864,418
Multi-Utilities - 1.4%
CH Energy Group, Inc.	113,158	5,040,057
CMS Energy Corp.	161,500	2,806,870
PG&E Corp.	87,000	3,748,830
Sempra Energy	314,479	19,459,961
		31,055,718
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.1%
Sino-Environment Technology Group Ltd. (a)	1,037,000	$ 1,640,265
TOTAL UTILITIES		63,186,411
TOTAL COMMON STOCKS (Cost $1,924,262,066)		2,184,890,387
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 4.58% (b)	5,125,184	5,125,184
Fidelity Securities Lending Cash Central Fund, 4.65% (b)(c)	82,379,642	82,379,642
TOTAL MONEY MARKET FUNDS (Cost $87,504,826)		87,504,826
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $2,011,766,892)		2,272,395,213
NET OTHER ASSETS - (3.3)%		(72,917,068)
NET ASSETS - 100%		$ 2,199,478,145
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,114,208
Fidelity Securities Lending Cash Central Fund	1,085,038
Total	$ 4,199,246
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	73.5%
Japan	5.1%
Canada	4.3%
United Kingdom	2.6%
Taiwan	2.1%
Bermuda	2.0%
Hong Kong	1.3%
Cayman Islands	1.2%
Netherlands	1.2%
Germany	1.1%
Others (individually less than 1%)	5.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007
Assets
Investment in securities, at value (including securities loaned of $79,495,775) - See accompanying schedule: Unaffiliated issuers (cost $1,924,262,066)	$ 2,184,890,387
Fidelity Central Funds (cost $87,504,826)	87,504,826
Total Investments (cost $2,011,766,892)		$ 2,272,395,213
Cash		460,150
Receivable for investments sold		18,209,031
Receivable for fund shares sold		6,387,966
Dividends receivable		1,430,928
Distributions receivable from Fidelity Central Funds		178,104
Prepaid expenses		6,858
Other receivables		32,944
Total assets		2,299,101,194

Liabilities
Payable for investments purchased	$ 10,865,983
Payable for fund shares redeemed	3,672,030
Distributions payable	74,277
Accrued management fee	1,013,057
Distribution fees payable	718,643
Other affiliated payables	516,602
Other payables and accrued expenses	382,815
Collateral on securities loaned, at value	82,379,642
Total liabilities		99,623,049

Net Assets		$ 2,199,478,145
Net Assets consist of:
Paid in capital		$ 1,912,998,276
Undistributed net investment income		224,326
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		26,134,816
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		260,120,727
Net Assets		$ 2,199,478,145

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2007
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($722,244,197 ÷ 42,368,795 shares)	$ 17.05

Maximum offering price per share (100/94.25 of $17.05)	$ 18.09
Class T: Net Asset Value and redemption price per share ($597,894,545 ÷ 35,145,674 shares)	$ 17.01

Maximum offering price per share (100/96.50 of $17.01)	$ 17.63
Class B: Net Asset Value and offering price per share ($105,828,176 ÷ 6,302,322 shares)A	$ 16.79

Class C: Net Asset Value and offering price per share ($280,737,573 ÷ 16,714,087 shares)A	$ 16.80

Institutional Class: Net Asset Value, offering price and redemption price per share ($492,773,654 ÷ 28,732,949 shares)	$ 17.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2007
Investment Income
Dividends		$ 20,653,083
Interest		4,792
Income from Fidelity Central Funds		4,199,246
Total income		24,857,121

Expenses
Management fee	$ 11,041,732
Transfer agent fees	5,096,962
Distribution fees	8,246,371
Accounting and security lending fees	612,396
Custodian fees and expenses	136,193
Independent trustees' compensation	6,690
Registration fees	223,871
Audit	113,455
Legal	19,751
Miscellaneous	12,106
Total expenses before reductions	25,509,527
Expense reductions	(211,282)	25,298,245
Net investment income (loss)		(441,124)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	203,400,699
Foreign currency transactions	23,539
Total net realized gain (loss)		203,424,238
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $294,197)	56,842,205
Assets and liabilities in foreign currencies	(8,325)
Total change in net unrealized appreciation (depreciation)		56,833,880
Net gain (loss)		260,258,118
Net increase (decrease) in net assets resulting from operations		$ 259,816,994

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (441,124)	$ (1,117,089)
Net realized gain (loss)	203,424,238	19,721,204
Change in net unrealized appreciation (depreciation)	56,833,880	106,336,902
Net increase (decrease) in net assets resulting from operations	259,816,994	124,941,017
Distributions to shareholders from net realized gain	(179,831,325)	(14,224,036)
Share transactions - net increase (decrease)	453,042,270	746,678,318
Total increase (decrease) in net assets	533,027,939	857,395,299

Net Assets
Beginning of period	1,666,450,206	809,054,907
End of period (including undistributed net investment income of $224,326 and undistributed net investment income of $458,726, respectively)	$ 2,199,478,145	$ 1,666,450,206

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2007	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 16.17	$ 14.61	$ 12.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.01	.01 H	(.02)
Net realized and unrealized gain (loss)	2.40	1.72	2.14	2.54
Total from investment operations	2.42	1.73	2.15	2.52
Distributions from net realized gain	(1.54)	(.17)	(.06)	-
Net asset value, end of period	$ 17.05	$ 16.17	$ 14.61	$ 12.52
Total Return B, C, D	15.02%	11.83%	17.21%	25.20%
Ratios to Average Net Assets F, J
Expenses before reductions	1.14%	1.22%	1.32%	1.79% A
Expenses net of fee waivers, if any	1.14%	1.22%	1.25%	1.30% A
Expenses net of all reductions	1.13%	1.20%	1.18%	1.26% A
Net investment income (loss)	.12%	.07%	.04% H	(.53)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 722,244	$ 443,523	$ 189,864	$34,438
Portfolio turnover rate G	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.14)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2007	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 16.12	$ 14.58	$ 12.51	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	(.02) H	(.03)
Net realized and unrealized gain (loss)	2.38	1.72	2.13	2.54
Total from investment operations	2.37	1.71	2.11	2.51
Distributions from net realized gain	(1.48)	(.17)	(.04)	-
Net asset value, end of period	$ 17.01	$ 16.12	$ 14.58	$ 12.51
Total Return B, C, D	14.74%	11.71%	16.87%	25.10%
Ratios to Average Net Assets F, J
Expenses before reductions	1.33%	1.37%	1.46%	1.96% A
Expenses net of fee waivers, if any	1.33%	1.37%	1.46%	1.55% A
Expenses net of all reductions	1.32%	1.34%	1.39%	1.51% A
Net investment income (loss)	(.06)%	(.08)%	(.16)% H	(.78)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 597,895	$ 606,383	$ 318,826	$ 60,107
Portfolio turnover rate G	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2007	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.95	$ 14.49	$ 12.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.11)	(.11)	(.09) H	(.06)
Net realized and unrealized gain (loss)	2.35	1.71	2.13	2.54
Total from investment operations	2.24	1.60	2.04	2.48
Distributions from net realized gain	(1.40)	(.14)	(.03)	-
Net asset value, end of period	$ 16.79	$ 15.95	$ 14.49	$ 12.48
Total Return B, C, D	14.05%	11.02%	16.34%	24.80%
Ratios to Average Net Assets F, J
Expenses before reductions	1.92%	2.01%	2.08%	2.61% A
Expenses net of fee waivers, if any	1.92%	2.00%	2.00%	2.05% A
Expenses net of all reductions	1.91%	1.98%	1.92%	2.01% A
Net investment income (loss)	(.65)%	(.71)%	(.70)% H	(1.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105,828	$ 92,932	$ 56,201	$ 15,527
Portfolio turnover rate G	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.89)%.

I For the period August 12, 2004 (commencement of operations) to December 31,2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2007	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.96	$ 14.49	$ 12.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.11)	(.10)	(.09) H	(.06)
Net realized and unrealized gain (loss)	2.36	1.71	2.12	2.55
Total from investment operations	2.25	1.61	2.03	2.49
Distributions from net realized gain	(1.41)	(.14)	(.03)	-
Net asset value, end of period	$ 16.80	$ 15.96	$ 14.49	$ 12.49
Total Return B, C, D	14.14%	11.09%	16.25%	24.90%
Ratios to Average Net Assets F, J
Expenses before reductions	1.89%	1.96%	2.05%	2.53% A
Expenses net of fee waivers, if any	1.89%	1.96%	2.00%	2.05% A
Expenses net of all reductions	1.88%	1.94%	1.93%	2.01% A
Net investment income (loss)	(.62)%	(.67)%	(.70)% H	(1.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 280,738	$ 215,143	$ 107,286	$ 17,822
Portfolio turnover rate G	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.89)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2007	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.25	$ 14.64	$ 12.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.05	.04 G	(.01)
Net realized and unrealized gain (loss)	2.41	1.73	2.15	2.55
Total from investment operations	2.48	1.78	2.19	2.54
Distributions from net realized gain	(1.58)	(.17)	(.09)	-
Net asset value, end of period	$ 17.15	$ 16.25	$ 14.64	$ 12.54
Total Return B, C	15.29%	12.15%	17.43%	25.40%
Ratios to Average Net Assets E, I
Expenses before reductions	.89%	.96%	1.04%	1.38% A
Expenses net of fee waivers, if any	.89%	.96%	1.00%	1.05% A
Expenses net of all reductions	.88%	.94%	.93%	1.01% A
Net investment income (loss)	.38%	.33%	.29% G	(.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 492,774	$ 308,470	$ 136,879	$ 6,757
Portfolio turnover rate F	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .10%.

H For the period August 12, 2004 (commencement of operations) to December 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) (formerly of Fidelity Advisor Series II) and is authorized to issue an unlimited number of shares. Effective, April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Fidelity Advisor Series I effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the Fund. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 384,782,270
Unrealized depreciation	(130,024,706)
Net unrealized appreciation (depreciation)	254,757,564
Undistributed ordinary income	532,218
Undistributed long-term capital gain	8,716,539

Cost for federal income tax purposes	$ 2,017,637,649

The tax character of distributions paid was as follows:

	December 31, 2007	December 31, 2006

Ordinary Income	$ 45,779,671	$ 1,457,048
Long-term Capital Gains	134,051,654	12,766,988
Total	$ 179,831,325	$ 14,224,036

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,440,654,338 and $2,124,758,200, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. Shareholders will be asked to vote on the new contract on or about April 16, 2008. If approved by the shareholders, the new contract will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,459,745	$ 240,755
Class T	.25%	.25%	3,212,980	113,094
Class B	.75%	.25%	1,016,420	762,314
Class C	.75%	.25%	2,557,226	817,387
			$ 8,246,371	$ 1,933,550

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 422,290
Class T	89,095
Class B*	192,030
Class C*	35,859
$ 739,274

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,634,658.28
Class T	1,369,081.21
Class B	306,547.30
Class C	708,162.28
Institutional Class	1,078,514.27
	$ 5,096,962

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26,297 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3,778 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Annual Report

Notes to Financial Statements - continued

8. Security Lending - continued

If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,085,038.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $190,009 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,441. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 11,088
Institutional Class	1,714
$ 12,802

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

10. Other - continued

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2007	2006
From net realized gain
Class A	$ 59,309,715	$ 3,800,960
Class T	49,030,694	5,424,605
Class B	8,205,622	738,882
Class C	21,817,267	1,670,161
Institutional Class	41,468,027	2,589,428
Total	$ 179,831,325	$ 14,224,036

Annual Report

Notes to Financial Statements - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2007	2006	2007	2006
Class A
Shares sold	19,310,750	18,587,542	$ 342,596,860	$ 289,657,738
Reinvestment of distributions	3,312,437	223,338	56,687,056	3,568,102
Shares redeemed	(7,679,752)	(4,384,797)	(135,175,983)	(68,328,760)
Net increase (decrease)	14,943,435	14,426,083	$ 264,107,933	$ 224,897,080
Class T
Shares sold	8,779,542	21,796,859	$ 151,497,744	$ 339,053,741
Reinvestment of distributions	2,771,536	331,034	47,293,695	5,268,337
Shares redeemed	(14,025,847)	(6,376,099)	(247,603,331)	(98,959,520)
Net increase (decrease)	(2,474,769)	15,751,794	$ (48,811,892)	$ 245,362,558
Class B
Shares sold	1,292,832	2,954,129	$ 22,287,979	$ 45,610,741
Reinvestment of distributions	455,792	43,502	7,680,598	687,801
Shares redeemed	(1,274,410)	(1,049,101)	(21,843,575)	(16,096,166)
Net increase (decrease)	474,214	1,948,530	$ 8,125,002	$ 30,202,376
Class C
Shares sold	4,715,910	7,967,118	$ 81,231,656	$ 122,997,971
Reinvestment of distributions	1,127,348	91,550	19,002,351	1,449,027
Shares redeemed	(2,609,803)	(1,979,910)	(45,145,660)	(30,102,202)
Net increase (decrease)	3,233,455	6,078,758	$ 55,088,347	$ 94,344,796
Institutional Class
Shares sold	14,201,115	12,236,447	$ 257,197,951	$ 192,546,124
Reinvestment of distributions	2,206,743	147,912	38,003,683	2,374,140
Shares redeemed	(6,654,563)	(2,754,968)	(120,668,754)	(43,048,756)
Net increase (decrease)	9,753,295	9,629,391	$ 174,532,880	$ 151,871,508

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Mid Cap II Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Mid Cap II Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from August 12, 2004 (commencement of operations) to December 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Mid Cap II Fund as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended and for the period from August 12, 2004 (commencement of operations) to December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

Annual Report

February 22, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Advisor Series I. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Advisor Series I. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series I. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Advisor Series I. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Advisor Series I. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Advisor Series I. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of Advisor Mid Cap II. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Walter C. Donovan (45)

Year of Election or Appointment: 2007

Vice President of Advisor Mid Cap II. Mr. Donovan also serves as Vice President of Fidelity's Equity Funds (2007-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's High Income Funds (2005-2007), Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Bruce T. Herring (42)

Year of Election or Appointment: 2006

Vice President of Advisor Mid Cap II. Mr. Herring also serves as Vice President of certain Equity Funds (2006-present). Mr. Herring is Senior Vice President of FMR (2006-present) and Vice President of FMR Co., Inc. (2001-present). Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds (2001-2005).

Eric D. Roiter (59)

Year of Election or Appointment: 2004

Secretary of Advisor Mid Cap II. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Advisor Mid Cap II. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-
present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Advisor Mid Cap II. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Advisor Mid Cap II. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Mid Cap II. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Mid Cap II. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Mid Cap II. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Mid Cap II. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Mid Cap II. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Advisor Mid Cap II. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Mid Cap II. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Advisor Mid Cap II Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	02/19/08	02/15/08	$.075
Class T	02/19/08	02/15/08	$.075
Class B	02/19/08	02/15/08	$.075
Class C	02/19/08	02/15/08	$.075

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2007, $134,097,309, or, if subsequently determined to be different, the net capital gain of such year.

Class A designates 16%; Class T designates 19%; and Class B designates 25%; and Class C designates 24% of the dividends distributed in December 2007 as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 30%; Class T designates 36%; Class B designates 47%; and Class C designates 44%; of the dividends distributed in December 2007 as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Mid Cap II Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Annual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2006, the total returns of Institutional Class (Class I) and Class B of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively. The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor Mid Cap II Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the third quartile for the period shown. The Board also stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor Mid Cap II Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Furthermore, the Board considered that, on December 14, 2006, it had approved an amended management contract for the fund that, if approved by shareholders, will add a performance adjustment component to the management fee paid by the fund (that is, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index).

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C and Institutional Class ranked below its competitive median for 2006, and the total expenses of Class T ranked above its competitive median for 2006. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AMP-UANN-0208
1.801439.103

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Mid Cap II

Fund - Institutional Class

Annual Report

December 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Note to Shareholders:

In December 2006, the Board of Trustees approved a new management contract for Fidelity® Advisor Mid Cap II Fund. It is expected that fund shareholders will be asked to vote on the new management contract at a shareholder meeting on or about April 16, 2008. If approved by shareholders, the new management contract will add a performance adjustment component to the management fee based on the fund's performance versus the Standard & Poor's® MidCap 400 Index and will allow the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

The note above is not a solicitation of any proxy. More detailed information will be contained in the proxy statement when available.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Life of fund A
Institutional Class	15.29%	20.95%

A From August 12, 2004.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Mid Cap II - Institutional Class on August 12, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's® MidCap 400 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Thomas Allen, Portfolio Manager of Fidelity® Advisor Mid Cap II Fund

U.S. stock markets, as measured by the bellwether Dow Jones Industrial AverageSM and the Standard & Poor's 500SM Index, registered their fifth consecutive year of positive returns in 2007. The Dow rose 8.88% in that time, while the S&P 500® index advanced 5.49%. The tech-heavy NASDAQ Composite® Index did even better, gaining 10.55%. However, credit- and recession-related concerns carved deeply into equity prices late in 2007, pushing some market measures into negative territory for the year overall, particularly smaller-cap and value-oriented benchmarks. In fact, the entire second half of 2007 was negative for many equity yardsticks, as the credit crunch - precipitated by the housing market slowdown and the subprime mortgage crisis - weighed heavily on investor sentiment. Meanwhile, sharply higher energy prices pressured consumer spending, adding a further layer of anxiety in much of the back half of the period. In an attempt to re-stimulate the economy, the Federal Reserve Board lowered its discount rate and made three cuts to the federal funds target rate. Despite these actions, stocks generally slumped across the board in November and December.

During the past year, the fund's Institutional Class shares returned 15.29%, beating the 7.98% return of the Standard & Poor's® MidCap 400 Index. Versus the index, the fund was aided by financials, consumer discretionary, industrials and information technology. In the latter three cases, stock selection was the main driver, while in financials an underweighting helped. Additionally, the fund's foreign holdings benefited from currency fluctuations. Juniper Networks, the fund's largest holding at period end, also was its biggest contributor versus the index, aided by robust demand for its networking equipment. Other contributors included AGCO and Deere & Co., providers of farm tractors, online travel company Priceline.com and Apple, a maker of personal computers and consumer electronics products. Except for AGCO, all the contributors I mentioned were out-of-index stocks. Conversely, the energy sector hurt the most. Not owning surgical device maker Intuitive Surgical, a benchmark component, detracted. The stock soared despite what I thought was a rich valuation. Similarly, not owning Lyondell Chemical hurt performance, as did personal computer distributor CDW, which I sold early in the period, before the stock rallied. Internap Network Services was one out-of-benchmark stock we owned that performed poorly.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
Class A
Actual	$ 1,000.00	$ 1,025.90	$ 5.82
HypotheticalA	$ 1,000.00	$ 1,019.46	$ 5.80
Class T
Actual	$ 1,000.00	$ 1,024.30	$ 6.79
HypotheticalA	$ 1,000.00	$ 1,018.50	$ 6.77
Class B
Actual	$ 1,000.00	$ 1,021.50	$ 9.78
HypotheticalA	$ 1,000.00	$ 1,015.53	$ 9.75
Class C
Actual	$ 1,000.00	$ 1,021.80	$ 9.63
HypotheticalA	$ 1,000.00	$ 1,015.68	$ 9.60
Institutional Class
Actual	$ 1,000.00	$ 1,026.70	$ 4.60
HypotheticalA	$ 1,000.00	$ 1,020.67	$ 4.58

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.14%
Class T	1.33%
Class B	1.92%
Class C	1.89%
Institutional Class	.90%

Annual Report

Investment Changes

Top Ten Stocks as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Juniper Networks, Inc.	2.5	2.6
Altera Corp.	2.0	2.4
Gentex Corp.	2.0	1.7
AGCO Corp.	2.0	2.1
Deere & Co.	1.6	1.2
Cisco Systems, Inc.	1.5	1.5
Priceline.com, Inc.	1.5	1.2
Ameriprise Financial, Inc.	1.4	1.7
AllianceBernstein Holding LP	1.4	1.6
Cooper Industries Ltd. Class A	1.4	1.4
	17.3
Top Five Market Sectors as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.0	22.7
Industrials	13.6	13.1
Health Care	13.0	12.1
Energy	12.8	12.8
Consumer Discretionary	12.7	12.4
Asset Allocation (% of fund's net assets)
As of December 31, 2007 *		As of June 30, 2007 **
	Stocks 99.3%		Stocks 96.9%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 3.1%
* Foreign investments	26.5%	** Foreign investments	26.1%

Annual Report

Investments December 31, 2007

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 2.6%
Amerigon, Inc. (a)	110,417	$ 2,334,215
Autoliv, Inc.	30	1,581
Automotive Axles Ltd.	4,661	74,910
Fuel Systems Solutions, Inc. (a)	245,303	3,505,380
Gentex Corp.	2,446,246	43,469,791
Hawk Corp. Class A (a)	64,486	1,162,038
Hota Industrial Manufacturing Co. Ltd.	641,700	775,660
Jinheng Automotive Safety Technology Holdings Ltd.	106,000	17,401
Johnson Controls, Inc.	132,600	4,778,904
Minth Group Ltd.	144,000	212,756
New Focus Auto Tech Holdings Ltd.	1,100,400	234,275
		56,566,911
Automobiles - 0.1%
Geely Automobile Holdings Ltd.	14,605,000	1,648,356
Great Wall Motor Co. Ltd. (H Shares)	156,500	225,203
Hyundai Motor Co.	537	41,074
Monaco Coach Corp.	65,700	583,416
		2,498,049
Distributors - 0.0%
China Resources Enterprise Ltd.	52,000	223,416
Diversified Consumer Services - 0.1%
American Public Education, Inc.	4,500	188,010
Apollo Group, Inc. Class A (non-vtg.) (a)	200	14,030
Benesse Corp.	16,100	682,495
Capella Education Co.	13,600	890,256
Raffles Education Corp. Ltd.	55,000	115,994
Strayer Education, Inc.	200	34,116
		1,924,901
Hotels, Restaurants & Leisure - 1.2%
AmRest Holdings NV (a)	8,700	472,194
Buffalo Wild Wings, Inc. (a)(d)	37,304	866,199
Einstein Noah Restaurant Group, Inc. (a)	62,700	1,138,005
Home Inns & Hotels Management, Inc. ADR (a)	6,600	235,224
Jollibee Food Corp.	1,336,600	1,685,743
Krispy Kreme Doughnuts, Inc. (a)	198,192	626,287
Panera Bread Co. Class A (a)(d)	33,361	1,194,991
Red Robin Gourmet Burgers, Inc. (a)	170	5,438
Ruby Tuesday, Inc.	131,700	1,284,075
Sonic Corp. (a)	357,704	7,833,718
St. Marc Holdings Co. Ltd. (d)	119,700	4,849,505
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Starbucks Corp. (a)	29,500	$ 603,865
Starwood Hotels & Resorts Worldwide, Inc.	76,900	3,385,907
TAJ GVK Hotels & Resorts Ltd.	58,333	262,983
Yoshinoya Holdings Co. Ltd. (d)	741	1,247,930
		25,692,064
Household Durables - 0.8%
Cyrela Brazil Realty SA	200	2,694
Henry Boot PLC	102,500	343,154
iRobot Corp. (a)(d)	66,807	1,207,871
Maisons France Confort	1,200	77,477
Nihon Eslead Corp.	60,200	785,973
Sekisui House Ltd.	142,000	1,520,470
The Stanley Works	222,112	10,767,990
Whirlpool Corp.	39,000	3,183,570
Woongjin Coway Co. Ltd.	7,620	248,275
		18,137,474
Internet & Catalog Retail - 1.6%
N Brown Group PLC	280,804	1,320,865
NutriSystem, Inc. (a)(d)	19,602	528,862
Priceline.com, Inc. (a)(d)	282,257	32,420,039
		34,269,766
Leisure Equipment & Products - 0.2%
Giant Manufacturing Co. Ltd.	1,060,000	2,372,988
Hasbro, Inc.	44,000	1,125,520
Mizuno Corp.	30,000	191,292
		3,689,800
Media - 1.9%
Cinemax India Ltd.	63,270	274,724
Clear Media Ltd. (a)	1,000	1,044
cyber communications, Inc. (d)	1,178	762,848
Eros International plc (a)	267,600	2,166,600
Inox Leisure Ltd.	74,668	430,329
Marvel Entertainment, Inc. (a)(d)	284,806	7,607,168
McGraw-Hill Companies, Inc.	15,300	670,293
Omnicom Group, Inc.	585,852	27,845,546
PVR Ltd.	82,480	719,515
Salem Communications Corp. Class A	114,867	756,974
Trader Classified Media NV (NY Shares) Class A	8,000	1,284
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
ValueCommerce Co. Ltd. (a)(d)	193	$ 75,491
Voyager Learning Co. (a)	9,800	70,070
		41,381,886
Multiline Retail - 0.3%
Lifestyle International Holdings Ltd.	1,041,000	2,803,735
Nordstrom, Inc.	90,380	3,319,657
Ryohin Keikaku Co. Ltd.	12,900	775,756
		6,899,148
Specialty Retail - 2.2%
ABC-Mart, Inc.	398,200	8,689,862
Brown Shoe Co., Inc.	112,835	1,711,707
Dick's Sporting Goods, Inc. (a)	41,100	1,140,936
DSW, Inc. Class A (a)(d)	59,700	1,119,972
Gamestop Corp. Class A (a)	155,600	9,664,316
Golfsmith International Holdings, Inc. (a)	100	385
Hot Topic, Inc. (a)	604,560	3,518,539
Inditex SA	99,700	6,114,002
Lewis Group Ltd.	195,800	1,311,345
Nafco Co. Ltd.	400	7,463
Nitori Co. Ltd.	48,050	2,306,910
Otsuka Kagu Ltd.	21,300	313,290
Pendragon PLC	313,300	219,424
Ross Stores, Inc.	310,900	7,949,713
Yamada Denki Co. Ltd.	43,280	4,890,966
		48,958,830
Textiles, Apparel & Luxury Goods - 1.7%
Asics Corp.	1,451,300	20,828,787
China Ting Group Holdings Ltd.	2,464,000	622,549
Gitanjali Gems Ltd.	30,792	345,350
Liz Claiborne, Inc.	73,300	1,491,655
Lululemon Athletica, Inc.	200	9,474
Phoenix Footwear Group, Inc. (a)	500	875
Quiksilver, Inc. (a)	200	1,716
Shenzhou International Group Holdings Ltd.	40,000	17,904
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	69,800	1,361,798
Steven Madden Ltd.	48,733	974,660
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
VF Corp.	135,838	$ 9,326,637
Yue Yuen Industrial Holdings Ltd.	1,024,500	3,679,060
		38,660,465
TOTAL CONSUMER DISCRETIONARY		278,902,710
CONSUMER STAPLES - 6.0%
Beverages - 0.7%
Boston Beer Co., Inc. Class A (a)	162	6,099
C&C Group PLC	10,427	62,390
Fomento Economico Mexicano SA de CV sponsored ADR	17,100	652,707
Grupo Modelo SA de CV Series C	25,400	119,833
Heineken Holding NV (A Shares)	11,700	661,314
Jones Soda Co. (a)(d)	8,600	63,984
Molson Coors Brewing Co. Class B	249,500	12,879,190
		14,445,517
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	317,700	12,628,575
Daikokutenbussan Co. Ltd.	16,300	102,570
Heng Tai Consumables Group Ltd. (a)	6,268,400	1,085,319
Performance Food Group Co. (a)	262,654	7,057,513
Plant Co. Ltd.	9,800	30,136
Safeway, Inc.	269,975	9,235,845
Sugi Pharmacy Co. Ltd.	45,000	1,287,987
Tsuruha Holdings, Inc.	51,700	1,985,318
Valor Co. Ltd.	151,400	1,847,755
Wal-Mart Stores, Inc.	146,100	6,944,133
Whole Foods Market, Inc.	144	5,875
		42,211,026
Food Products - 2.0%
Britannia Industries Ltd.	6,665	249,221
CCL Products (India) Ltd.	25,053	165,812
Cermaq ASA	66,900	929,423
Chiquita Brands International, Inc. (a)	144,000	2,648,160
Corn Products International, Inc.	573,429	21,073,516
Golden Agri-Resources Ltd.	300,000	441,222
Green Mountain Coffee Roasters, Inc. (a)	109,715	4,465,401
Hormel Foods Corp.	251,599	10,184,728
IAWS Group PLC (Ireland)	700	15,375
REI Agro Ltd. (a)	41,028	849,817
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Seaboard Corp.	1,182	$ 1,737,540
Wimm-Bill-Dann Foods OJSC sponsored ADR	179	23,456
Wm. Wrigley Jr. Co.	200	11,710
		42,795,381
Household Products - 0.2%
Colgate-Palmolive Co.	2,900	226,084
Energizer Holdings, Inc. (a)	45,746	5,129,499
		5,355,583
Personal Products - 1.2%
Avon Products, Inc.	445,650	17,616,545
Concern Kalina OJSC sponsored ADR	7,900	319,639
Godrej Consumer Products Ltd.	39,133	135,657
Hengan International Group Co. Ltd.	1,688,000	7,577,176
Natura Cosmeticos SA	34,500	335,309
Shiseido Co. Ltd. sponsored ADR	45,700	1,073,950
		27,058,276
TOTAL CONSUMER STAPLES		131,865,783
ENERGY - 12.8%
Energy Equipment & Services - 8.5%
BJ Services Co. (d)	442,956	10,746,113
Cameron International Corp. (a)	400	19,252
Dresser-Rand Group, Inc. (a)	523,600	20,446,580
ENSCO International, Inc.	111,100	6,623,782
Global Industries Ltd. (a)	299,193	6,408,714
Helix Energy Solutions Group, Inc. (a)	172,730	7,168,295
ION Geophysical Corp. (a)(d)	340,034	5,365,737
Nabors Industries Ltd. (a)	514,032	14,079,336
National Oilwell Varco, Inc. (a)	166,614	12,239,464
Newpark Resources, Inc. (a)	2,024,781	11,035,056
Oil States International, Inc. (a)	69,400	2,367,928
Parker Drilling Co. (a)	1,940,131	14,647,989
Patterson-UTI Energy, Inc.	379,883	7,415,316
Pride International, Inc. (a)	283,507	9,610,887
Rowan Companies, Inc.	11,100	438,006
Saipem SpA	18,000	720,039
Tidewater, Inc. (d)	137,800	7,559,708
Transocean, Inc. (a)	53,468	7,653,944
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
W-H Energy Services, Inc. (a)	222,240	$ 12,492,110
Weatherford International Ltd. (a)	427,500	29,326,500
		186,364,756
Oil, Gas & Consumable Fuels - 4.3%
Canadian Natural Resources Ltd.	32,000	2,337,638
Chesapeake Energy Corp.	423,325	16,594,340
Cimarex Energy Co.	125,026	5,317,356
Comstock Resources, Inc. (a)	44,962	1,528,708
Cosmo Oil Co. Ltd.	450,000	1,666,359
Denbury Resources, Inc. (a)	23,600	702,100
Evergreen Energy, Inc. (a)(d)	316,955	706,810
Hess Corp.	195,800	19,748,388
Holly Corp.	85,142	4,332,876
International Coal Group, Inc. (a)(d)	1,593,091	8,538,968
Nippon Oil Corp.	211,000	1,708,862
Noble Energy, Inc.	86,300	6,862,576
Patriot Coal Corp. (a)	10	417
Peabody Energy Corp.	100	6,164
Penn Virginia Resource Partners LP	88,483	2,174,027
Petrobras Energia Participaciones SA sponsored ADR (B Shares)	200	2,790
Petroleo Brasileiro SA - Petrobras sponsored ADR	23,500	2,708,140
Plains Exploration & Production Co. (a)	50,900	2,748,600
Sunoco, Inc.	118,800	8,605,872
Tesoro Corp.	70,660	3,370,482
Valero Energy Corp.	85,384	5,979,442
		95,640,915
TOTAL ENERGY		282,005,671
FINANCIALS - 9.8%
Capital Markets - 4.6%
Acta Holding ASA (d)	428,000	1,787,763
AllianceBernstein Holding LP	395,100	29,731,275
Ameriprise Financial, Inc.	570,434	31,436,618
JAFCO Co. Ltd.	12,300	403,580
Janus Capital Group, Inc.	120,731	3,966,013
Julius Baer Holding AG	54,590	4,508,624
Korea Investment Holdings Co. Ltd.	110,330	9,417,122
Man Group plc	104,492	1,181,301
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Marusan Securities Co. Ltd. (d)	407,000	$ 3,796,773
Mirae Asset Securities Co. Ltd.	27,592	5,069,783
MPC Muenchmeyer Petersen Capital AG	15,000	1,338,854
New Star Asset Management Group PLC	70,000	247,562
REXCAPITAL Financial Holdings Ltd. (a)	5,675,000	1,084,474
Sparx Group Co. Ltd. (d)	3,139	1,471,006
T. Rowe Price Group, Inc.	83,476	5,082,019
W.P. Carey & Co. LLC	101	3,353
		100,526,120
Commercial Banks - 1.0%
Allahabad Bank	202,408	637,958
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	38,200	987,852
Bank of Baroda	269,937	3,458,002
Capitol Bancorp Ltd. (d)	188,056	3,783,687
Corporation Bank Ltd.	45,140	492,926
Erste Bank AG	2,400	169,874
FirstMerit Corp.	40,570	811,806
Frontier Financial Corp., Washington (d)	77,905	1,446,696
Fukuoka Financial Group, Inc.	503,400	2,945,141
Fulton Financial Corp.	14,800	166,056
Hypo Real Estate Holding AG	35,500	1,870,294
Iyo Bank Ltd.	55,000	537,469
Juroku Bank Ltd.	311,000	1,715,480
Oriental Bank of Commerce	40,643	302,112
Sumitomo Trust & Banking Co. Ltd.	292,600	1,931,911
The Jammu & Kashmir Bank Ltd.	101	2,196
UCO Bank	379,897	569,773
Uniao de Bancos Brasileiros SA (Unibanco) GDR	4,600	642,344
		22,471,577
Diversified Financial Services - 0.0%
Moody's Corp.	30,600	1,092,420
MSCI, Inc. Class A	5,100	195,840
		1,288,260
Insurance - 1.4%
Admiral Group PLC	950,800	20,780,067
AMBAC Financial Group, Inc.	17,700	456,129
Brooke Corp.	70,996	478,513
eHealth, Inc. (a)(d)	35,488	1,139,520
MBIA, Inc. (d)	271,200	5,052,456
Penn Treaty American Corp. (a)	157	1,019
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	76,000	$ 815,842
Reinsurance Group of America, Inc.	46,911	2,461,889
		31,185,435
Real Estate Investment Trusts - 1.1%
British Land Co. PLC	396	7,435
DA Office Investment Corp.	24	153,378
General Growth Properties, Inc.	37,200	1,531,896
K-REIT Asia	127,000	187,665
Land Securities Group PLC	35,439	1,060,404
Regency Centers Corp.	28,500	1,837,965
Senior Housing Properties Trust (SBI)	837,421	18,992,708
		23,771,451
Real Estate Management & Development - 1.4%
Ayala Land, Inc.	3,521,280	1,217,032
Babis Vovos International Technical SA (a)	2,800	83,197
Capital & Regional PLC	125,100	989,870
Cyrela Commercial Properties SA Empreendimentos e Participaçðes (a)	17,120	115,416
Fabege AB	157,600	1,614,804
Hopson Development Holdings Ltd.	1,984,000	5,483,475
Joint Corp.	4,900	94,631
Kenedix, Inc.	1,484	2,355,269
Keppel Land Ltd.	250,000	1,262,618
Kerry Properties Ltd.	1,481,151	11,901,106
Megaworld Corp.	2,953,000	268,585
Mirland Development Corp. PLC	15,200	155,531
New World China Land Ltd.	2,364,400	2,122,687
Patrizia Immobilien AG	187,300	1,410,463
Robinsons Land Corp.	1,226,000	490,638
Shun Tak Holdings Ltd.	354,000	556,622
Songbird Estates PLC Class B	140,800	495,155
SPG Land (Holdings) Ltd. (a)	146,000	130,700
		30,747,799
Thrifts & Mortgage Finance - 0.3%
BankUnited Financial Corp. Class A (d)	249,177	1,719,321
Farmer Mac Class C (non-vtg.)	44,620	1,174,398
FirstFed Financial Corp. (a)(d)	27,060	969,289
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
KNBT Bancorp, Inc.	15,205	$ 234,461
Radian Group, Inc. (d)	143,900	1,680,752
		5,778,221
TOTAL FINANCIALS		215,768,863
HEALTH CARE - 13.0%
Biotechnology - 1.1%
3SBio, Inc. sponsored ADR	13,100	194,928
Alnylam Pharmaceuticals, Inc. (a)	168	4,885
Array Biopharma, Inc. (a)	58,598	493,395
Basilea Pharmaceutica AG (a)	19,570	3,807,628
BioCryst Pharmaceuticals, Inc. (a)(d)	245,252	1,515,657
Cepheid, Inc. (a)	8,400	221,340
CuraGen Corp. (a)	163	150
CytRx Corp. (a)	172	488
deCODE genetics, Inc. (a)(d)	79,041	290,871
Genomic Health, Inc. (a)	10,476	237,177
Human Genome Sciences, Inc. (a)(d)	358,014	3,737,666
Infinity Pharmaceuticals, Inc. (a)	2,100	20,055
Insmed, Inc. (a)	450,048	371,290
Momenta Pharmaceuticals, Inc. (a)(d)	17,800	127,092
Myriad Genetics, Inc. (a)	4,500	208,890
Orchid Cellmark, Inc. (a)	253,293	1,266,465
OREXIGEN Therapeutics, Inc.	300	4,275
Q-Med AB	24,100	313,094
Sangamo Biosciences, Inc. (a)(d)	799,315	10,463,033
Seattle Genetics, Inc. (a)	92,950	1,059,630
Trubion Pharmaceuticals, Inc. (a)	2,000	20,000
		24,358,009
Health Care Equipment & Supplies - 3.2%
Angiodynamics, Inc. (a)	100	1,904
Becton, Dickinson & Co.	269,194	22,499,235
DENTSPLY International, Inc.	91,829	4,134,142
Edwards Lifesciences Corp. (a)	175,068	8,051,377
Golden Meditech Co. Ltd.	848,000	378,479
Haemonetics Corp. (a)	63,300	3,989,166
Insulet Corp.	66,132	1,552,779
Medtronic, Inc.	299,921	15,077,029
Mindray Medical International Ltd. sponsored ADR	42,300	1,817,631
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Quidel Corp. (a)	201,074	$ 3,914,911
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	188,000	434,008
Somanetics Corp. (a)	33,200	785,180
Steris Corp.	142,497	4,109,613
The Spectranetics Corp. (a)	25,250	387,083
ThermoGenesis Corp. (a)	282,134	445,772
Varian Medical Systems, Inc. (a)	55,848	2,913,032
		70,491,341
Health Care Providers & Services - 2.5%
American Dental Partners, Inc. (a)	179,131	1,796,684
AMERIGROUP Corp. (a)	31,300	1,140,885
athenahealth, Inc. (d)	97,527	3,510,972
Centene Corp. (a)	174,883	4,798,790
Emeritus Corp. (a)	248,400	6,247,260
Health Grades, Inc. (a)	219,092	1,303,597
Health Net, Inc. (a)	59,200	2,859,360
Henry Schein, Inc. (a)	84,700	5,200,580
Hooper Holmes, Inc. (a)	361,759	622,225
Humana, Inc. (a)	52,800	3,976,368
Laboratory Corp. of America Holdings (a)	94,047	7,103,370
Lincare Holdings, Inc. (a)	264,679	9,306,114
Medial Saude SA (a)	38,000	479,270
National Research Corp.	2,322	62,694
Nighthawk Radiology Holdings, Inc. (a)	100	2,105
Patterson Companies, Inc. (a)	83,867	2,847,285
Universal American Financial Corp. (a)	138,749	3,550,587
Wellcare Health Plans, Inc. (a)	4,600	195,086
		55,003,232
Health Care Technology - 1.3%
Allscripts Healthcare Solutions, Inc. (a)	83,700	1,625,454
Cerner Corp. (a)	21,400	1,206,960
Eclipsys Corp. (a)	210,177	5,319,580
Emageon, Inc. (a)	81,601	326,404
HLTH Corp. (a)	612,274	8,204,472
IMS Health, Inc.	339,500	7,822,080
TriZetto Group, Inc. (a)	193,254	3,356,822
		27,861,772
Life Sciences Tools & Services - 3.7%
Albany Molecular Research, Inc. (a)	100	1,438
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Applera Corp.:
- Applied Biosystems Group (d)	300,024	$ 10,176,814
- Celera Genomics Group (a)	100	1,587
Bio-Rad Laboratories, Inc. Class A (a)	100	10,362
Charles River Laboratories International, Inc. (a)	69,700	4,586,260
Harvard Bioscience, Inc. (a)	468,762	2,146,930
Invitrogen Corp. (a)	200	18,682
Millipore Corp. (a)	89,371	6,540,170
PerkinElmer, Inc.	273,373	7,113,165
QIAGEN NV (a)	1,041,700	21,927,785
Sequenom, Inc. (a)	166,344	1,588,585
Thermo Fisher Scientific, Inc. (a)	329,189	18,987,622
Third Wave Technologies, Inc. (a)	180,714	1,743,890
Varian, Inc. (a)	73,000	4,766,900
Waters Corp. (a)	27,400	2,166,518
		81,776,708
Pharmaceuticals - 1.2%
Akorn, Inc. (a)	402,289	2,952,801
BioMimetic Therapeutics, Inc. (a)	700	12,159
Endo Pharmaceuticals Holdings, Inc. (a)	801,975	21,388,673
Mylan, Inc. (d)	148,500	2,087,910
Salix Pharmaceuticals Ltd. (a)	1,700	13,396
Wockhardt Ltd.	20,800	220,695
		26,675,634
TOTAL HEALTH CARE		286,166,696
INDUSTRIALS - 13.6%
Aerospace & Defense - 0.4%
Ceradyne, Inc. (a)	46,375	2,176,379
DynCorp International, Inc. Class A (a)	236,791	6,364,942
Point Blank Solutions, Inc. (a)	21,100	77,015
Sparton Corp. (a)	11,405	56,341
TransDigm Group, Inc. (a)	4,300	194,231
		8,868,908
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	100	5,412
Transport Corp. of India Ltd.	42,129	188,487
		193,899
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.1%
Republic Airways Holdings, Inc. (a)	78,274	$ 1,533,388
Building Products - 0.0%
PGT, Inc. (a)	176,295	839,164
Toto Ltd.	28,000	222,195
		1,061,359
Commercial Services & Supplies - 2.0%
Administaff, Inc.	87,199	2,465,988
Allied Waste Industries, Inc. (a)	1,096,400	12,082,328
Bio-Treat Technology Ltd.	201,665	109,125
Fuel Tech, Inc. (a)(d)	105,697	2,394,037
IHS, Inc. Class A (a)	42,176	2,554,179
Intertek Group PLC	100	1,967
Kenexa Corp. (a)	23,542	457,186
Korn/Ferry International (a)	60,000	1,129,200
Midas International Holdings Ltd.	2,051,000	199,915
Pike Electric Corp. (a)	24,200	405,592
R.R. Donnelley & Sons Co.	68,428	2,582,473
Randstad Holdings NV	36,000	1,419,588
Sinomem Technology Ltd. (a)	608,000	375,400
Taiwan Secom Co.	1,000	1,554
The Brink's Co.	9,900	591,426
Waste Connections, Inc. (a)	292,700	9,044,430
Waste Industries USA, Inc.	10,000	363,000
Waste Management, Inc.	269,880	8,816,980
		44,994,368
Construction & Engineering - 0.9%
Fluor Corp.	12,400	1,806,928
Gayatri Projects Ltd.	60,115	877,278
GS Engineering & Construction Corp.	9,950	1,658,156
Insituform Technologies, Inc. Class A (a)	100	1,480
IVRCL Infrastructures & Projects Ltd.	205,672	2,900,964
Jacobs Engineering Group, Inc. (a)	61,960	5,923,996
LANCO Infratech Ltd.	111,649	2,391,790
Nagarjuna Construction Co. Ltd.	39,871	356,972
Pratibha Industries Ltd.	35,560	406,858
Shaw Group, Inc. (a)	31,119	1,880,832
Taihei Dengyo Kaisha Ltd.	165,000	1,436,723
		19,641,977
Electrical Equipment - 3.1%
Acuity Brands, Inc.	92,500	4,162,500
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Cooper Industries Ltd. Class A	561,058	$ 29,668,747
Dongfang Electric Co. Ltd.	356,000	3,004,296
First Solar, Inc. (a)	182	48,619
Harbin Power Equipment Co. Ltd. (H Shares)	320,000	1,026,022
Kalpataru Power Transmission Ltd.	8,997	418,616
Lloyd Electric & Engineering Ltd.	34,881	177,658
Neo-Neon Holdings Ltd.	5,212,000	5,200,569
Nexans SA	7,900	985,752
PowerSecure International, Inc. (a)(d)	197,200	2,662,200
Prysmian SpA	28,100	692,644
Q-Cells AG (a)	7,000	997,062
Renewable Energy Corp. AS (a)	85,400	4,337,179
Rockwell Automation, Inc.	87,917	6,062,756
Seoul Semiconductor Co. Ltd.	346	9,167
SolarWorld AG	108,600	6,616,993
Sunpower Corp. Class A (a)	10,071	1,313,158
		67,383,938
Industrial Conglomerates - 0.4%
McDermott International, Inc. (a)	49,100	2,898,373
Shanghai Industrial Holdings Ltd. (H Shares)	283,000	1,234,049
Teleflex, Inc.	65,000	4,095,650
		8,228,072
Machinery - 6.3%
AGCO Corp. (a)	638,277	43,390,070
Basin Water, Inc. (a)	191	1,580
China Infrastructure Machinery Holdings Ltd.	778,000	1,231,294
CIRCOR International, Inc.	79,067	3,665,546
Crane Co.	264,882	11,363,438
Deere & Co.	385,000	35,851,200
Delachaux SA	11,932	1,156,783
EVA Precision Industrial Holdings Ltd.	164,000	62,469
Haitian International Holdings Ltd.	1,770,000	1,271,242
IDEX Corp.	150	5,420
JVM Co. Ltd.	3,560	214,110
Kadant, Inc. (a)	43,129	1,279,637
MAN AG	37,100	6,161,558
Parker Hannifin Corp.	70,550	5,313,121
Shanthi Gears Ltd.	31,268	80,541
Shin Zu Shing Co. Ltd.	340,500	2,089,408
SPX Corp.	215,520	22,166,232
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Tata Motors Ltd. sponsored ADR (d)	23,900	$ 450,754
Terex Corp. (a)	48,900	3,206,373
Trinity Industries, Inc.	400	11,104
Uzel Makina Sanayi AS (a)	92,000	160,719
Weichai Power Co. Ltd. (H Shares)	89,000	649,485
		139,782,084
Road & Rail - 0.3%
Con-way, Inc.	200	8,308
CSX Corp.	120,700	5,308,386
Landstar System, Inc.	14,400	606,960
		5,923,654
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	45,500	1,198,015
Fastenal Co. (d)	9,600	388,032
		1,586,047
Transportation Infrastructure - 0.0%
Hopewell Holdings Ltd.	257,000	1,186,595
TOTAL INDUSTRIALS		300,384,289
INFORMATION TECHNOLOGY - 20.0%
Communications Equipment - 4.9%
ADC Telecommunications, Inc. (a)	410,904	6,389,557
Adtran, Inc.	176,851	3,781,074
Airspan Networks, Inc. (a)	288,700	508,112
Alvarion Ltd. (a)	100	950
Cipherlab Co. Ltd.	144,000	372,988
Cisco Systems, Inc. (a)	1,225,080	33,162,916
Globecomm Systems, Inc. (a)	171	2,001
Ituran Location & Control Ltd.	12,000	132,840
Juniper Networks, Inc. (a)	1,632,504	54,199,125
MIC Electronics Ltd.	85,025	2,166,676
Nokia Corp. sponsored ADR	5,500	211,145
Plantronics, Inc.	135,450	3,521,700
RADWARE Ltd. (a)	78,300	1,205,820
Zyxel Communications Corp.	2,225,528	2,892,569
		108,547,473
Computers & Peripherals - 1.3%
Acer, Inc.	2,780,205	5,443,818
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Apple, Inc. (a)	20,851	$ 4,130,166
ASUSTeK Computer, Inc.	861,117	2,586,272
Foxconn Technology Co. Ltd.	128,000	1,041,998
High Tech Computer Corp.	13,000	240,117
I-Chiun Precision Industries Co. Ltd.	917,700	1,044,191
Lenovo Group Ltd.	1,274,000	1,145,393
Logitech International SA (a)	1,900	69,616
Logitech International SA (Reg.) (a)	43,463	1,592,484
Network Appliance, Inc. (a)	37,101	926,041
SanDisk Corp. (a)(d)	117,700	3,904,109
Sun Microsystems, Inc. (a)	305,296	5,535,016
Unisteel Technology Ltd.	561,875	654,861
		28,314,082
Electronic Equipment & Instruments - 2.1%
Agilent Technologies, Inc. (a)	305,041	11,207,206
Arrow Electronics, Inc. (a)	39,200	1,539,776
Avnet, Inc. (a)	43,600	1,524,692
China EnerSave Ltd.	4,593,000	302,706
Comverge, Inc.	16,575	521,947
CPI International, Inc. (a)	182,125	3,114,338
Digital China Holdings Ltd. (H Shares)	209,000	152,251
Echelon Corp. (a)	280	5,779
Everlight Electronics Co. Ltd.	477,883	1,753,564
FARO Technologies, Inc. (a)	14,600	396,828
Gold Circuit Electronics Ltd.	1,079,000	961,551
Hon Hai Precision Industry Co. Ltd. (Foxconn)	43,200	269,084
Ibiden Co. Ltd.	32,000	2,216,730
Ingenico SA	87,700	2,783,769
Itron, Inc. (a)	11,641	1,117,187
Lumax International Corp. Ltd.	101,000	220,188
Maxwell Technologies, Inc. (a)(d)	75,952	628,123
Measurement Specialties, Inc. (a)	100,804	2,227,768
Mettler-Toledo International, Inc. (a)	100,461	11,432,462
Mingyuan Medicare Development Co. Ltd.	1,090,000	159,367
Motech Industries, Inc.	56,987	522,776
National Instruments Corp.	100	3,333
Nidec Corp.	9,000	651,436
Nippon Electric Glass Co. Ltd.	136,500	2,224,434
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Synnex Technology International Corp.	280,000	$ 699,352
Universal Display Corp. (a)	20,348	420,593
		47,057,240
Internet Software & Services - 1.1%
Blinkx PLC	902,800	502,244
DA Consortium, Inc. (d)	237	137,913
DealerTrack Holdings, Inc. (a)	71,865	2,405,322
F@N Communications, Inc. (d)	76	88,727
Internap Network Services Corp. (a)	296,245	2,467,721
LBI International AB (a)	19,000	85,218
LivePerson, Inc. (a)	371,791	1,985,364
LoopNet, Inc. (a)(d)	135,600	1,905,180
Mercadolibre, Inc.	6,200	458,056
Omniture, Inc. (a)	27,419	912,779
Online Resources Corp. (a)	216,418	2,579,703
Open Business Club AG	23,200	1,496,866
Rediff.com India Ltd. sponsored ADR (a)	200	2,182
Sify Technologies Ltd. sponsored ADR (a)(d)	100,100	528,528
Tencent Holdings Ltd.	575,600	4,359,208
ValueClick, Inc. (a)	117,500	2,573,250
VistaPrint Ltd. (a)	1,759	75,373
WebMD Health Corp. Class A (a)(d)	31,606	1,298,058
		23,861,692
IT Services - 2.5%
Accenture Ltd. Class A	240,250	8,656,208
BearingPoint, Inc. (a)	233,474	660,731
Cap Gemini SA	8,900	558,512
Cognizant Technology Solutions Corp. Class A (a)	67,400	2,287,556
CyberSource Corp. (a)	135,211	2,402,699
Mastercard, Inc. Class A	71,100	15,300,720
Nomura Research Institute Ltd.	770,100	25,239,290
SAIC, Inc. (a)	5,900	118,708
		55,224,424
Semiconductors & Semiconductor Equipment - 5.3%
Altera Corp.	2,319,576	44,814,208
ANADIGICS, Inc. (a)	45,576	527,314
ATMI, Inc. (a)	164,951	5,319,670
Credence Systems Corp. (a)	140,689	340,467
Cree, Inc. (a)	207,665	5,704,558
Epistar Corp.	2,311,451	9,907,237
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Formosa Epitaxy, Inc. (a)	834,000	$ 822,942
Global Mixed-mode Technology, Inc.	23,000	150,709
Integrated Device Technology, Inc. (a)	799,578	9,043,227
Intersil Corp. Class A	626,465	15,335,863
Kontron AG	30,400	608,698
Lam Research Corp. (a)	44,500	1,923,735
Manz Automation AG (a)	1,800	433,416
MediaTek, Inc.	209,650	2,721,636
National Semiconductor Corp.	49,900	1,129,736
Opto Technology Corp. (a)	1,340,418	1,310,245
Powertech Technology, Inc.	267,950	954,309
Richtek Technology Corp.	579,000	5,231,175
Siliconware Precision Industries Co. Ltd. sponsored ADR	408,460	3,631,206
SiRF Technology Holdings, Inc. (a)	22,200	557,886
Tekcore Co. Ltd.	239,000	266,784
Xilinx, Inc.	222,426	4,864,457
Zetex PLC	211,100	200,275
		115,799,753
Software - 2.8%
Adobe Systems, Inc. (a)	297,600	12,716,448
Amdocs Ltd. (a)	287,615	9,914,089
Autonomy Corp. PLC (a)	919,700	16,153,385
Callidus Software, Inc. (a)	35,900	185,603
Electronic Arts, Inc. (a)	30,500	1,781,505
Giant Interactive Group, Inc. ADR	18,800	244,024
Global Digital Creations Holdings Ltd. (a)	1,224,000	266,868
Kingdee International Software Group Co. Ltd.	902,000	702,202
Nuance Communications, Inc. (a)	162,500	3,035,500
Quality Systems, Inc. (d)	107,791	3,286,548
Salary.com, Inc.	43,900	564,115
Sandvine Corp. (a)	420,600	1,617,122
Taleo Corp. Class A (a)	8,400	250,152
The9 Ltd. sponsored ADR (a)	200	4,264
THQ, Inc. (a)	39,600	1,116,324
Ubisoft Entertainment SA (a)	92,600	9,388,206
		61,226,355
TOTAL INFORMATION TECHNOLOGY		440,031,019
Common Stocks - continued
	Shares	Value
MATERIALS - 8.4%
Chemicals - 1.4%
Albemarle Corp.	84,745	$ 3,495,731
Asian Paints India Ltd.	100,743	2,811,114
Ecolab, Inc.	132,773	6,799,305
JSR Corp.	107,100	2,746,868
Kuraray Co. Ltd.	28,400	343,241
Landec Corp. (a)	152	2,037
Nalco Holding Co.	112,788	2,727,214
OM Group, Inc. (a)	20,200	1,162,308
Sensient Technologies Corp.	198,000	5,599,440
Syngenta AG sponsored ADR	15,600	790,296
Terra Nitrogen Co. LP	14,618	2,185,830
Tokuyama Corp.	154,000	1,539,299
Valspar Corp.	21,600	486,864
Zep, Inc. (a)	42,200	585,314
		31,274,861
Containers & Packaging - 0.0%
Essel Propack Ltd. (a)	201,674	394,596
Metals & Mining - 6.5%
Agnico-Eagle Mines Ltd.	73,500	4,025,837
Alamos Gold, Inc. (a)	752,500	4,188,340
Aquarius Platinum Ltd. (Australia)	125,100	1,421,189
Barrick Gold Corp.	585,800	24,633,611
Centerra Gold, Inc. (a)	57,400	726,202
Eldorado Gold Corp. (a)	2,043,200	11,989,186
Freeport-McMoRan Copper & Gold, Inc. Class B	19,162	1,962,955
Goldcorp, Inc.	21,000	714,408
High River Gold Mines Ltd. (a)	2,590,000	7,403,352
IAMGOLD Corp.	960,300	7,819,261
Kinross Gold Corp. (a)	1,349,600	24,858,014
Lihir Gold Ltd. (a)	656,523	2,075,925
Lihir Gold Ltd. sponsored ADR	254,700	7,944,093
Lundin Mining Corp. (a)	274,260	2,633,426
Maharashtra Seamless Ltd.	16,870	270,656
Miramar Mining Corp. (a)	238,700	1,496,755
Newcrest Mining Ltd.	346,936	10,058,469
Newmont Mining Corp.	417,600	20,391,408
Randgold Resources Ltd. sponsored ADR	34,200	1,269,846
Royal Gold, Inc.	154,326	4,710,030
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Shore Gold, Inc. (a)	194,100	$ 900,610
Yamana Gold, Inc.	112,533	1,459,967
		142,953,540
Paper & Forest Products - 0.5%
Gunns Ltd.	357,887	1,141,043
Lee & Man Paper Manufacturing Ltd.	1,212,100	5,324,342
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	110,000	3,279,100
		9,744,485
TOTAL MATERIALS		184,367,482
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
LG Dacom Corp.	7,720	175,661
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)	28,800	1,391,616
SK Telecom Co. Ltd. sponsored ADR	21,500	641,560
Sprint Nextel Corp.	200	2,626
		2,035,802
TOTAL TELECOMMUNICATION SERVICES		2,211,463
UTILITIES - 2.9%
Electric Utilities - 0.2%
Great Plains Energy, Inc.	148,800	4,362,816
Gas Utilities - 0.4%
Aegis Logistics Ltd.	15,164	148,254
AGL Resources, Inc.	242,161	9,114,940
		9,263,194
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	356,200	7,619,118
Black Hills Corp.	209,644	9,245,300
		16,864,418
Multi-Utilities - 1.4%
CH Energy Group, Inc.	113,158	5,040,057
CMS Energy Corp.	161,500	2,806,870
PG&E Corp.	87,000	3,748,830
Sempra Energy	314,479	19,459,961
		31,055,718
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.1%
Sino-Environment Technology Group Ltd. (a)	1,037,000	$ 1,640,265
TOTAL UTILITIES		63,186,411
TOTAL COMMON STOCKS (Cost $1,924,262,066)		2,184,890,387
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 4.58% (b)	5,125,184	5,125,184
Fidelity Securities Lending Cash Central Fund, 4.65% (b)(c)	82,379,642	82,379,642
TOTAL MONEY MARKET FUNDS (Cost $87,504,826)		87,504,826
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $2,011,766,892)		2,272,395,213
NET OTHER ASSETS - (3.3)%		(72,917,068)
NET ASSETS - 100%		$ 2,199,478,145
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,114,208
Fidelity Securities Lending Cash Central Fund	1,085,038
Total	$ 4,199,246
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	73.5%
Japan	5.1%
Canada	4.3%
United Kingdom	2.6%
Taiwan	2.1%
Bermuda	2.0%
Hong Kong	1.3%
Cayman Islands	1.2%
Netherlands	1.2%
Germany	1.1%
Others (individually less than 1%)	5.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007
Assets
Investment in securities, at value (including securities loaned of $79,495,775) - See accompanying schedule: Unaffiliated issuers (cost $1,924,262,066)	$ 2,184,890,387
Fidelity Central Funds (cost $87,504,826)	87,504,826
Total Investments (cost $2,011,766,892)		$ 2,272,395,213
Cash		460,150
Receivable for investments sold		18,209,031
Receivable for fund shares sold		6,387,966
Dividends receivable		1,430,928
Distributions receivable from Fidelity Central Funds		178,104
Prepaid expenses		6,858
Other receivables		32,944
Total assets		2,299,101,194

Liabilities
Payable for investments purchased	$ 10,865,983
Payable for fund shares redeemed	3,672,030
Distributions payable	74,277
Accrued management fee	1,013,057
Distribution fees payable	718,643
Other affiliated payables	516,602
Other payables and accrued expenses	382,815
Collateral on securities loaned, at value	82,379,642
Total liabilities		99,623,049

Net Assets		$ 2,199,478,145
Net Assets consist of:
Paid in capital		$ 1,912,998,276
Undistributed net investment income		224,326
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		26,134,816
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		260,120,727
Net Assets		$ 2,199,478,145

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2007
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($722,244,197 ÷ 42,368,795 shares)	$ 17.05

Maximum offering price per share (100/94.25 of $17.05)	$ 18.09
Class T: Net Asset Value and redemption price per share ($597,894,545 ÷ 35,145,674 shares)	$ 17.01

Maximum offering price per share (100/96.50 of $17.01)	$ 17.63
Class B: Net Asset Value and offering price per share ($105,828,176 ÷ 6,302,322 shares)A	$ 16.79

Class C: Net Asset Value and offering price per share ($280,737,573 ÷ 16,714,087 shares)A	$ 16.80

Institutional Class: Net Asset Value, offering price and redemption price per share ($492,773,654 ÷ 28,732,949 shares)	$ 17.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2007
Investment Income
Dividends		$ 20,653,083
Interest		4,792
Income from Fidelity Central Funds		4,199,246
Total income		24,857,121

Expenses
Management fee	$ 11,041,732
Transfer agent fees	5,096,962
Distribution fees	8,246,371
Accounting and security lending fees	612,396
Custodian fees and expenses	136,193
Independent trustees' compensation	6,690
Registration fees	223,871
Audit	113,455
Legal	19,751
Miscellaneous	12,106
Total expenses before reductions	25,509,527
Expense reductions	(211,282)	25,298,245
Net investment income (loss)		(441,124)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	203,400,699
Foreign currency transactions	23,539
Total net realized gain (loss)		203,424,238
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $294,197)	56,842,205
Assets and liabilities in foreign currencies	(8,325)
Total change in net unrealized appreciation (depreciation)		56,833,880
Net gain (loss)		260,258,118
Net increase (decrease) in net assets resulting from operations		$ 259,816,994

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (441,124)	$ (1,117,089)
Net realized gain (loss)	203,424,238	19,721,204
Change in net unrealized appreciation (depreciation)	56,833,880	106,336,902
Net increase (decrease) in net assets resulting from operations	259,816,994	124,941,017
Distributions to shareholders from net realized gain	(179,831,325)	(14,224,036)
Share transactions - net increase (decrease)	453,042,270	746,678,318
Total increase (decrease) in net assets	533,027,939	857,395,299

Net Assets
Beginning of period	1,666,450,206	809,054,907
End of period (including undistributed net investment income of $224,326 and undistributed net investment income of $458,726, respectively)	$ 2,199,478,145	$ 1,666,450,206

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2007	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 16.17	$ 14.61	$ 12.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.01	.01 H	(.02)
Net realized and unrealized gain (loss)	2.40	1.72	2.14	2.54
Total from investment operations	2.42	1.73	2.15	2.52
Distributions from net realized gain	(1.54)	(.17)	(.06)	-
Net asset value, end of period	$ 17.05	$ 16.17	$ 14.61	$ 12.52
Total Return B, C, D	15.02%	11.83%	17.21%	25.20%
Ratios to Average Net Assets F, J
Expenses before reductions	1.14%	1.22%	1.32%	1.79% A
Expenses net of fee waivers, if any	1.14%	1.22%	1.25%	1.30% A
Expenses net of all reductions	1.13%	1.20%	1.18%	1.26% A
Net investment income (loss)	.12%	.07%	.04% H	(.53)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 722,244	$ 443,523	$ 189,864	$34,438
Portfolio turnover rate G	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.14)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2007	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 16.12	$ 14.58	$ 12.51	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	(.02) H	(.03)
Net realized and unrealized gain (loss)	2.38	1.72	2.13	2.54
Total from investment operations	2.37	1.71	2.11	2.51
Distributions from net realized gain	(1.48)	(.17)	(.04)	-
Net asset value, end of period	$ 17.01	$ 16.12	$ 14.58	$ 12.51
Total Return B, C, D	14.74%	11.71%	16.87%	25.10%
Ratios to Average Net Assets F, J
Expenses before reductions	1.33%	1.37%	1.46%	1.96% A
Expenses net of fee waivers, if any	1.33%	1.37%	1.46%	1.55% A
Expenses net of all reductions	1.32%	1.34%	1.39%	1.51% A
Net investment income (loss)	(.06)%	(.08)%	(.16)% H	(.78)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 597,895	$ 606,383	$ 318,826	$ 60,107
Portfolio turnover rate G	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2007	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.95	$ 14.49	$ 12.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.11)	(.11)	(.09) H	(.06)
Net realized and unrealized gain (loss)	2.35	1.71	2.13	2.54
Total from investment operations	2.24	1.60	2.04	2.48
Distributions from net realized gain	(1.40)	(.14)	(.03)	-
Net asset value, end of period	$ 16.79	$ 15.95	$ 14.49	$ 12.48
Total Return B, C, D	14.05%	11.02%	16.34%	24.80%
Ratios to Average Net Assets F, J
Expenses before reductions	1.92%	2.01%	2.08%	2.61% A
Expenses net of fee waivers, if any	1.92%	2.00%	2.00%	2.05% A
Expenses net of all reductions	1.91%	1.98%	1.92%	2.01% A
Net investment income (loss)	(.65)%	(.71)%	(.70)% H	(1.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105,828	$ 92,932	$ 56,201	$ 15,527
Portfolio turnover rate G	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.89)%.

I For the period August 12, 2004 (commencement of operations) to December 31,2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2007	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.96	$ 14.49	$ 12.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.11)	(.10)	(.09) H	(.06)
Net realized and unrealized gain (loss)	2.36	1.71	2.12	2.55
Total from investment operations	2.25	1.61	2.03	2.49
Distributions from net realized gain	(1.41)	(.14)	(.03)	-
Net asset value, end of period	$ 16.80	$ 15.96	$ 14.49	$ 12.49
Total Return B, C, D	14.14%	11.09%	16.25%	24.90%
Ratios to Average Net Assets F, J
Expenses before reductions	1.89%	1.96%	2.05%	2.53% A
Expenses net of fee waivers, if any	1.89%	1.96%	2.00%	2.05% A
Expenses net of all reductions	1.88%	1.94%	1.93%	2.01% A
Net investment income (loss)	(.62)%	(.67)%	(.70)% H	(1.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 280,738	$ 215,143	$ 107,286	$ 17,822
Portfolio turnover rate G	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.89)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2007	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.25	$ 14.64	$ 12.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.05	.04 G	(.01)
Net realized and unrealized gain (loss)	2.41	1.73	2.15	2.55
Total from investment operations	2.48	1.78	2.19	2.54
Distributions from net realized gain	(1.58)	(.17)	(.09)	-
Net asset value, end of period	$ 17.15	$ 16.25	$ 14.64	$ 12.54
Total Return B, C	15.29%	12.15%	17.43%	25.40%
Ratios to Average Net Assets E, I
Expenses before reductions	.89%	.96%	1.04%	1.38% A
Expenses net of fee waivers, if any	.89%	.96%	1.00%	1.05% A
Expenses net of all reductions	.88%	.94%	.93%	1.01% A
Net investment income (loss)	.38%	.33%	.29% G	(.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 492,774	$ 308,470	$ 136,879	$ 6,757
Portfolio turnover rate F	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .10%.

H For the period August 12, 2004 (commencement of operations) to December 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) (formerly of Fidelity Advisor Series II) and is authorized to issue an unlimited number of shares. Effective, April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Fidelity Advisor Series I effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the Fund. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 384,782,270
Unrealized depreciation	(130,024,706)
Net unrealized appreciation (depreciation)	254,757,564
Undistributed ordinary income	532,218
Undistributed long-term capital gain	8,716,539

Cost for federal income tax purposes	$ 2,017,637,649

The tax character of distributions paid was as follows:

	December 31, 2007	December 31, 2006

Ordinary Income	$ 45,779,671	$ 1,457,048
Long-term Capital Gains	134,051,654	12,766,988
Total	$ 179,831,325	$ 14,224,036

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,440,654,338 and $2,124,758,200, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. Shareholders will be asked to vote on the new contract on or about April 16, 2008. If approved by the shareholders, the new contract will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,459,745	$ 240,755
Class T	.25%	.25%	3,212,980	113,094
Class B	.75%	.25%	1,016,420	762,314
Class C	.75%	.25%	2,557,226	817,387
			$ 8,246,371	$ 1,933,550

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 422,290
Class T	89,095
Class B*	192,030
Class C*	35,859
$ 739,274

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,634,658.28
Class T	1,369,081.21
Class B	306,547.30
Class C	708,162.28
Institutional Class	1,078,514.27
	$ 5,096,962

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26,297 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3,778 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Annual Report

Notes to Financial Statements - continued

8. Security Lending - continued

If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,085,038.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $190,009 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,441. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 11,088
Institutional Class	1,714
$ 12,802

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

10. Other - continued

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2007	2006
From net realized gain
Class A	$ 59,309,715	$ 3,800,960
Class T	49,030,694	5,424,605
Class B	8,205,622	738,882
Class C	21,817,267	1,670,161
Institutional Class	41,468,027	2,589,428
Total	$ 179,831,325	$ 14,224,036

Annual Report

Notes to Financial Statements - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2007	2006	2007	2006
Class A
Shares sold	19,310,750	18,587,542	$ 342,596,860	$ 289,657,738
Reinvestment of distributions	3,312,437	223,338	56,687,056	3,568,102
Shares redeemed	(7,679,752)	(4,384,797)	(135,175,983)	(68,328,760)
Net increase (decrease)	14,943,435	14,426,083	$ 264,107,933	$ 224,897,080
Class T
Shares sold	8,779,542	21,796,859	$ 151,497,744	$ 339,053,741
Reinvestment of distributions	2,771,536	331,034	47,293,695	5,268,337
Shares redeemed	(14,025,847)	(6,376,099)	(247,603,331)	(98,959,520)
Net increase (decrease)	(2,474,769)	15,751,794	$ (48,811,892)	$ 245,362,558
Class B
Shares sold	1,292,832	2,954,129	$ 22,287,979	$ 45,610,741
Reinvestment of distributions	455,792	43,502	7,680,598	687,801
Shares redeemed	(1,274,410)	(1,049,101)	(21,843,575)	(16,096,166)
Net increase (decrease)	474,214	1,948,530	$ 8,125,002	$ 30,202,376
Class C
Shares sold	4,715,910	7,967,118	$ 81,231,656	$ 122,997,971
Reinvestment of distributions	1,127,348	91,550	19,002,351	1,449,027
Shares redeemed	(2,609,803)	(1,979,910)	(45,145,660)	(30,102,202)
Net increase (decrease)	3,233,455	6,078,758	$ 55,088,347	$ 94,344,796
Institutional Class
Shares sold	14,201,115	12,236,447	$ 257,197,951	$ 192,546,124
Reinvestment of distributions	2,206,743	147,912	38,003,683	2,374,140
Shares redeemed	(6,654,563)	(2,754,968)	(120,668,754)	(43,048,756)
Net increase (decrease)	9,753,295	9,629,391	$ 174,532,880	$ 151,871,508

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Mid Cap II Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Mid Cap II Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from August 12, 2004 (commencement of operations) to December 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Mid Cap II Fund as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended and for the period from August 12, 2004 (commencement of operations) to December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

Annual Report

February 22, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Advisor Series I. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Advisor Series I. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series I. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Advisor Series I. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Advisor Series I. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Advisor Series I. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of Advisor Mid Cap II. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Walter C. Donovan (45)

Year of Election or Appointment: 2007

Vice President of Advisor Mid Cap II. Mr. Donovan also serves as Vice President of Fidelity's Equity Funds (2007-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's High Income Funds (2005-2007), Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Bruce T. Herring (42)

Year of Election or Appointment: 2006

Vice President of Advisor Mid Cap II. Mr. Herring also serves as Vice President of certain Equity Funds (2006-present). Mr. Herring is Senior Vice President of FMR (2006-present) and Vice President of FMR Co., Inc. (2001-present). Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds (2001-2005).

Eric D. Roiter (59)

Year of Election or Appointment: 2004

Secretary of Advisor Mid Cap II. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Advisor Mid Cap II. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-
present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Advisor Mid Cap II. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Advisor Mid Cap II. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Mid Cap II. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Mid Cap II. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Mid Cap II. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Mid Cap II. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Mid Cap II. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Advisor Mid Cap II. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Mid Cap II. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Advisor Mid Cap II Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	02/19/08	02/15/08	$.075

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2007, $134,097,309, or, if subsequently determined to be different, the net capital gain of such year.

Class I designates 15% of the dividends distributed in December 2007 as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 28% of dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Mid Cap II Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Annual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2006, the total returns of Institutional Class (Class I) and Class B of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively. The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor Mid Cap II Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the third quartile for the period shown. The Board also stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor Mid Cap II Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Furthermore, the Board considered that, on December 14, 2006, it had approved an amended management contract for the fund that, if approved by shareholders, will add a performance adjustment component to the management fee paid by the fund (that is, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index).

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C and Institutional Class ranked below its competitive median for 2006, and the total expenses of Class T ranked above its competitive median for 2006. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AMPI-UANN-0208
1.801441.103

Item 2. Code of Ethics

As of the end of the period, December 31, 2007, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Advisor Mid Cap II Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A
Fidelity Advisor Mid Cap II Fund	$60,000	$49,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$7,500,000	$6,700,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006 the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A
Fidelity Advisor Mid Cap II Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2007A	2006A
Fidelity Advisor Mid Cap II Fund	$4,200	$4,000
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A	2006A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the fund is shown in the table below.

Fund	2007A	2006A
Fidelity Advisor Mid Cap II Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A	2006A, B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) Not Applicable.

(g) For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate fees billed by Deloitte Entities of $680,000A and $720,000A for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A,B
Covered Services	$5,000	$5,000
Non-Covered Services	$675,000	$715,000
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the fund, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 28, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	February 28, 2008